Schedule of Investments Energy Transition & Infrastructure ETF^ (Unaudited)
July 31, 2025

Number of Shares		Value
Common Stocks 76.4%
Chemicals 1.9%
704	Air Products & Chemicals, Inc.	$202,668
473	Linde PLC	217,703
		420,371
Energy Equipment & Services 3.2%
12,482	Noble Corp. PLC	334,642
7,560	Tidewater, Inc.	378,076 *
		712,718
Independent Power and Renewable Electricity Producers 7.1%
18,160	Brookfield Renewable Corp.	665,201
27,705	Clearway Energy, Inc. Class C	904,014
		1,569,215
Multi-Utilities 7.8%
13,831	CenterPoint Energy, Inc.	536,920
2,727	DTE Energy Co.	377,444
10,012	Sempra	817,780
		1,732,144
Oil, Gas & Consumable Fuels 56.4%
48,600	Antero Midstream Corp.	891,810
25,724	Antero Resources Corp.	898,539 *
10,260	California Resources Corp.	494,327
6,135	Cheniere Energy, Inc.	1,447,124
2,866	Chevron Corp.	434,600
4,620	ConocoPhillips	440,471
11,481	DT Midstream, Inc.	1,179,443
10,981	EQT Corp.	590,229
5,293	Exxon Mobil Corp.	590,910
5,530	Hess Midstream LP Class A	240,721
15,479	Kinetik Holdings, Inc.	671,479
12,364	Occidental Petroleum Corp.	543,274
4,264	ONEOK, Inc.	350,117
6,259	Pembina Pipeline Corp.	232,772
Number of Shares		Value
Oil, Gas & Consumable Fuels – cont'd
10,312	Targa Resources Corp.	$1,716,020
13,360	Tourmaline Oil Corp.	568,591
19,865	Williams Cos., Inc.	1,190,907
		12,481,334
Total Common Stocks (Cost $16,151,162)		16,915,782
Number of Units
Master Limited Partnerships and Limited Partnerships 23.3%
Oil, Gas & Consumable Fuels 23.3%
89,100	Energy Transfer LP	1,607,364
48,119	Enterprise Products Partners LP	1,491,208
6,885	MPLX LP	361,462
32,510	Plains GP Holdings LP Class A	637,196 *
25,878	Western Midstream Partners LP	1,054,011
Total Master Limited Partnerships and Limited Partnerships (Cost $5,016,476)		5,151,241
Number of Shares
Short-Term Investments 0.3%
Investment Companies 0.3%
82,666	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.25%(a) (Cost $82,666)	82,666
Total Investments 100.0% (Cost $21,250,304)		22,149,689
Liabilities Less Other Assets (0.0)%‡		(10,534)
Net Assets 100.0%		$22,139,155

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of July 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Energy Transition & Infrastructure ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$16,915,782	$—	$—	$16,915,782
Master Limited Partnerships and Limited Partnerships#	5,151,241	—	—	5,151,241
Short-Term Investments	—	82,666	—	82,666
Total Investments	$22,067,023	$82,666	$—	$22,149,689

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)
July 31, 2025

Principal Amount(a)		Value
Mortgage-Backed Securities 5.7%
Collateralized Mortgage Obligations 1.2%
$130,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-HQA1, Class B1, (30 day USD SOFR Average + 7.00%), 11.35%, due 3/25/2042	$141,100 (b)(c)
Federal National Mortgage Association Connecticut Avenue Securities Trust
135,000	Series 2023-R05, Class 1B1, (30 day USD SOFR Average + 4.75%), 9.10%, due 6/25/2043	145,642 (b)(c)
67,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.95%, due 2/25/2045	67,251 (b)(c)
47,000	Series 2025-R02, Class 1B1, (30 day USD SOFR Average + 1.95%), 6.30%, due 2/25/2045	47,303 (b)(c)
100,000	Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM2, Class M1, 6.52%, due 1/25/2070	100,754 (b)(d)
92,792	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	92,580 (b)
75,392	Verus Securitization Trust, Series 2024-4, Class A2, 6.57%, due 6/25/2069	76,117 (b)
670,747
Commercial Mortgage-Backed 4.5%
BANK
75,000	Series 2023-BNK45, Class C, 6.28%, due 2/15/2056	75,562 (d)
75,000	Series 2024-BNK47, Class C, 6.61%, due 6/15/2057	75,877 (d)
BANK5
90,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	79,155 (b)
75,000	Series 2024-5YR7, Class B, 6.94%, due 6/15/2057	78,671
100,000	BLP Commercial Mortgage Trust, Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 6.59%, due 3/15/2042	99,002 (b)(c)
41,000	BMO Mortgage Trust, Series 2025-5C10, Class C, 6.49%, due 5/15/2058	41,790 (d)
BX Commercial Mortgage Trust
96,883	Series 2021-VOLT, Class F, (1 mo. USD Term SOFR + 2.51%), 6.86%, due 9/15/2036	96,641 (b)(c)
72,000	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 6.53%, due 11/15/2041	72,225 (b)(c)
BX Trust
100,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 7.23%, due 7/15/2029	99,625 (b)(c)
122,522	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 6.33%, due 3/15/2030	121,603 (b)(c)
101,000	Series 2025-GW, Class D, (1 mo. USD Term SOFR + 2.75%), 7.09%, due 7/15/2042	101,252 (b)(c)
82,000	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 7.55%, due 7/15/2044	82,307 (b)(c)
100,000	Series 2025-LIFE, Class A, 5.88%, due 6/13/2047	100,680 (b)(d)
COMM Mortgage Trust
100,000	Series 2025-167G, Class E, 8.47%, due 8/10/2040	99,600 (b)(d)
100,000	Series 2024-CBM, Class D, 7.93%, due 12/10/2041	102,466 (b)(d)
60,000	CONE Trust, Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 7.38%, due 8/15/2041	59,848 (b)(c)
100,000	Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class D, 3.55%, due 9/10/2035	95,560 (b)(d)
IP Mortgage Trust
37,000	Series 2025-IP, Class D, 6.31%, due 6/10/2042	37,147 (b)(d)
19,000	Series 2025-IP, Class E, 6.85%, due 6/10/2042	19,036 (b)(d)
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45%, due 1/5/2039	85,030 (b)(d)
100,000	NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.78%, due 2/15/2042	99,423 (b)(c)
73,045	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	69,916 (b)
100,000	ONE Mortgage Trust, Series 2021-PARK, Class D, (1 mo. USD Term SOFR + 1.61%), 5.96%, due 3/15/2036	94,551 (b)(c)
100,000	ORL Trust, Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 7.13%, due 12/15/2039	100,063 (b)(c)
100,000	PRM Trust, Series 2025-PRM6, Class E, 6.58%, due 7/5/2033	99,215 (b)(d)
124,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	128,613 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Commercial Mortgage-Backed – cont'd
$80,000	SDAL Trust, Series 2025-DAL, Class C, (1 mo. USD Term SOFR + 3.94%), 8.28%, due 4/15/2042	$79,868 (b)(c)
42,000	SFO Commercial Mortgage Trust, Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.86%, due 5/15/2038	41,687 (b)(c)
100,000	Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class D, 6.71%, due 7/15/2035	100,509 (b)(d)
2,436,922
Total Mortgage-Backed Securities (Cost $3,099,448)		3,107,669
Asset-Backed Securities 13.0%
Home Equity 0.2%
100,000	OBX Trust, Series 2025-HE1, Class M1, (30 day USD SOFR Average + 1.90%), 6.25%, due 2/25/2055	100,355 (b)(c)
Other 12.8%
500,000	AB BSL CLO 5 Ltd., Series 2024-5A, Class D1, (3 mo. USD Term SOFR + 3.10%), 7.43%, due 1/20/2038	503,239 (b)(c)
1,250,000	AGL CLO 33 Ltd., Series 2024-33A, Class E, (3 mo. USD Term SOFR + 5.50%), 9.83%, due 7/21/2037	1,265,480 (b)(c)
1,250,000	Ballyrock CLO 27 Ltd., Series 2024-27A, Class C1, (3 mo. USD Term SOFR + 2.90%), 7.22%, due 10/25/2037	1,258,622 (b)(c)
81,013	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	82,490 (b)
100,000	Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class B, 6.51%, due 5/20/2055	101,999 (b)
81,721	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class B, 6.78%, due 1/20/2031	82,855 (b)
100,000	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class D, 6.22%, due 3/25/2060	101,801 (b)
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	101,190 (b)
66,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class C, 7.83%, due 8/20/2055	65,989 (b)(e)
84,059	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	84,934 (b)
500,000	OCP CLO Ltd., Series 2021-23A, Class D1R, (3 mo. USD Term SOFR + 2.75%), 7.07%, due 1/17/2037	502,043 (b)(c)
Sierra Timeshare Receivables Funding LLC
38,181	Series 2023-3A, Class C, 7.12%, due 9/20/2040	39,175 (b)
54,435	Series 2024-2A, Class C, 5.83%, due 6/20/2041	54,690 (b)
99,250	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	100,493 (b)
1,250,000	Symphony CLO 45 Ltd., Series 2024-45A, Class E, (3 mo. USD Term SOFR + 5.75%), 10.07%, due 10/15/2037	1,256,145 (b)(c)
1,250,000	Wellington Management CLO 3 Ltd., Series 2024-3A, Class D1, (3 mo. USD Term SOFR + 3.00%), 7.33%, due 7/18/2037	1,254,747 (b)(c)
63,000	Wireless PropCo Funding LLC, Series 2025-1A, Class B, 4.30%, due 6/25/2055	58,754 (b)
Ziply Fiber Issuer LLC
50,000	Series 2024-1A, Class A2, 6.64%, due 4/20/2054	51,127 (b)
75,000	Series 2024-1A, Class B, 7.81%, due 4/20/2054	77,409 (b)
7,043,182
Total Asset-Backed Securities (Cost $7,093,401)		7,143,537

Corporate Bonds 59.0%
Advertising 0.4%
Clear Channel Outdoor Holdings, Inc.
105,000	7.13%, due 2/15/2031	104,855 (b)(e)
100,000	7.50%, due 3/15/2033	99,823 (b)(e)
204,678
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Aerospace & Defense 1.3%
Boeing Co.
	$300,000	3.63%, due 2/1/2031	$283,011
	35,000	5.81%, due 5/1/2050	33,778
	170,000	Bombardier, Inc., 7.25%, due 7/1/2031	177,515 (b)
	230,000	Goat Holdco LLC, 6.75%, due 2/1/2032	231,856 (b)
726,160
Airlines 0.8%
	240,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	239,916 (b)
	37,000	Gol Finance, Inc., 14.38%, due 6/6/2030	35,982 (b)
	25,000	Latam Airlines Group SA, 7.88%, due 4/15/2030	25,863 (b)
EUR	100,000	Transportes Aereos Portugueses SA, 5.13%, due 11/15/2029	117,963 (f)
419,724
Auto Manufacturers 0.5%
	$240,000	General Motors Financial Co., Inc., 5.80%, due 6/23/2028	246,789
Auto Parts & Equipment 0.9%
	170,000	IHO Verwaltungs GmbH, 6.38% Cash/7.13% PIK, due 5/15/2029	170,203 (b)(g)
EUR	100,000	Schaeffler AG, 4.50%, due 3/28/2030	115,852 (f)
EUR	100,000	ZF Europe Finance BV, 6.13%, due 3/13/2029	114,256 (f)
	$105,000	ZF North America Capital, Inc., 6.88%, due 4/23/2032	97,978 (b)
498,289
Banks 4.5%
EUR	200,000	ABN AMRO Bank NV, 6.38%, due 9/22/2034	239,288 (f)(h)(i)
	$200,000	Banco Santander SA, 6.35%, due 3/14/2034	210,024
	75,000	Bank of America Corp., 6.63%, due 5/1/2030	76,804 (h)(i)
	245,000	Citizens Financial Group, Inc., 5.84%, due 1/23/2030	252,988 (h)
	150,000	Deutsche Bank AG, 4.95%, due 8/4/2031	150,248 (e)(h)
	200,000	ING Groep NV, 4.25%, due 5/16/2031	172,722 (h)(i)
	245,000	Lloyds Banking Group PLC, 5.68%, due 1/5/2035	251,527 (h)
	240,000	M&T Bank Corp., 3.50%, due 9/1/2026	230,655 (h)(i)
	310,000	Morgan Stanley, 2.48%, due 9/16/2036	264,241 (h)
	245,000	NatWest Group PLC, 5.81%, due 9/13/2029	254,011 (h)
	85,000	PNC Financial Services Group, Inc., 3.40%, due 9/15/2026	81,903 (h)(i)
	265,000	Santander U.K. Group Holdings PLC, 3.82%, due 11/3/2028	259,464 (h)
2,443,875
Building Materials 1.3%
	205,000	Builders FirstSource, Inc., 6.75%, due 5/15/2035	210,186 (b)
	145,000	Jeld-Wen, Inc., 7.00%, due 9/1/2032	108,788 (b)
	70,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	66,629 (b)
Quikrete Holdings, Inc.
	140,000	6.38%, due 3/1/2032	143,583 (b)
	70,000	6.75%, due 3/1/2033	71,794 (b)
	20,000	Standard Building Solutions, Inc., 6.25%, due 8/1/2033	20,191 (b)
	100,000	Standard Industries, Inc., 3.38%, due 1/15/2031	89,333 (b)
710,504
Chemicals 1.0%
	105,000	Avient Corp., 6.25%, due 11/1/2031	105,373 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Chemicals – cont'd
	$195,000	Inversion Escrow Issuer LLC, 6.75%, due 8/1/2032	$192,692 (b)(e)
Olympus Water U.S. Holding Corp.
	105,000	9.75%, due 11/15/2028	110,074 (b)
	5,000	7.25%, due 6/15/2031	5,106 (b)
	150,000	WR Grace Holdings LLC, 7.38%, due 3/1/2031	154,395 (b)
567,640
Commercial Services 4.0%
	275,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, due 5/21/2030	283,054 (b)
	135,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	141,566 (b)
	120,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	116,792 (b)
	125,000	Block, Inc., 6.50%, due 5/15/2032	128,273
	190,000	Champions Financing, Inc., 8.75%, due 2/15/2029	175,924 (b)
Garda World Security Corp.
	80,000	6.00%, due 6/1/2029	78,469 (b)
	110,000	8.25%, due 8/1/2032	113,416 (b)
Herc Holdings, Inc.
	132,000	7.00%, due 6/15/2030	136,427 (b)
	87,000	7.25%, due 6/15/2033	90,090 (b)
	120,000	Raven Acquisition Holdings LLC, 6.88%, due 11/15/2031	121,203 (b)
	55,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	56,815 (b)
EUR	100,000	Verisure Midholding AB, 5.25%, due 2/15/2029	114,944 (f)
	$200,000	Veritiv Operating Co., 10.50%, due 11/30/2030	216,775 (b)
	20,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	19,633 (b)
	290,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	304,492 (b)
	110,000	Williams Scotsman, Inc., 7.38%, due 10/1/2031	114,831 (b)
2,212,704
Computers 1.2%
	275,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	276,178 (b)
	65,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	67,241 (b)
EUR	100,000	Atos SE, 9.00%, due 12/18/2029	126,580 (f)(j)
	$175,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	183,659 (b)
653,658
Cosmetics - Personal Care 0.1%
	60,000	Opal Bidco SAS, 6.50%, due 3/31/2032	60,602 (b)
Distribution - Wholesale 0.4%
	195,000	Resideo Funding, Inc., 6.50%, due 7/15/2032	197,816 (b)
Diversified Financial Services 3.9%
	275,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, due 10/29/2028	261,713
	280,000	Ally Financial, Inc., 4.70%, due 5/15/2026	271,804 (h)(i)
Capital One Financial Corp.
	180,000	7.62%, due 10/30/2031	202,686 (h)
	140,000	6.18%, due 1/30/2036	143,725 (h)
	530,000	Charles Schwab Corp., 4.00%, due 6/1/2026	522,451 (h)(i)
Jane Street Group/JSG Finance, Inc.
	5,000	7.13%, due 4/30/2031	5,164 (b)
	70,000	6.75%, due 5/1/2033	71,637 (b)
OneMain Finance Corp.
	110,000	6.63%, due 5/15/2029	112,342
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Diversified Financial Services – cont'd
	$105,000	7.13%, due 9/15/2032	$108,218
PennyMac Financial Services, Inc.
	100,000	6.88%, due 5/15/2032	101,884 (b)
	120,000	6.88%, due 2/15/2033	122,305 (b)
	70,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	73,254 (b)
Rocket Cos., Inc.
	55,000	6.13%, due 8/1/2030	55,767 (b)
	70,000	6.38%, due 8/1/2033	71,399 (b)
2,124,349
Electric 4.0%
	70,000	AES Corp., 6.95%, due 7/15/2055	67,446 (h)
	295,000	Alpha Generation LLC, 6.75%, due 10/15/2032	301,880 (b)
	100,000	CMS Energy Corp., 6.50%, due 6/1/2055	100,831 (h)
	105,000	Dominion Energy, Inc., 6.63%, due 5/15/2055	107,591 (h)
EUR	100,000	Electricite de France SA, 5.00%, due 1/22/2026	114,925 (f)(h)(i)
	$250,000	Lightning Power LLC, 7.25%, due 8/15/2032	261,367 (b)
NextEra Energy Capital Holdings, Inc.
	45,000	6.38%, due 8/15/2055	46,169 (h)
	80,000	6.50%, due 8/15/2055	82,565 (h)
NRG Energy, Inc.
	190,000	10.25%, due 3/15/2028	209,136 (b)(h)(i)
	60,000	6.00%, due 2/1/2033	60,163 (b)
	225,000	Pacific Gas & Electric Co., 6.95%, due 3/15/2034	244,771
	200,000	Saavi Energia SARL, 8.88%, due 2/10/2035	208,160 (b)
	85,000	Sempra, 6.55%, due 4/1/2055	82,016 (h)
	135,000	Vistra Corp., 7.00%, due 12/15/2026	136,318 (b)(h)(i)
	200,000	Zorlu Enerji Elektrik Uretim AS, 11.00%, due 4/23/2030	193,497 (f)
2,216,835
Engineering & Construction 0.0%‡
	20,000	Artera Services LLC, 8.50%, due 2/15/2031	16,563 (b)
Entertainment 2.1%
	165,000	Churchill Downs, Inc., 6.75%, due 5/1/2031	168,469 (b)
	220,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	211,956 (b)
	60,000	Penn Entertainment, Inc., 4.13%, due 7/1/2029	55,611 (b)
	115,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	110,786 (b)
	205,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	199,537 (b)
	95,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	96,822 (b)
	5,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	5,092 (b)
Warnermedia Holdings, Inc.
	175,000	4.28%, due 3/15/2032	146,954
	230,000	5.05%, due 3/15/2042	153,743
1,148,970
Environmental Control 0.4%
	220,000	Madison IAQ LLC, 5.88%, due 6/30/2029	214,185 (b)
Food 0.1%
Post Holdings, Inc.
	45,000	6.38%, due 3/1/2033	44,966 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Food – cont'd
$35,000	6.25%, due 10/15/2034	$35,044 (b)
80,010
Healthcare - Products 0.6%
310,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	323,206 (b)
Healthcare - Services 1.4%
15,000	Acadia Healthcare Co., Inc., 5.00%, due 4/15/2029	14,494 (b)
LifePoint Health, Inc.
50,000	9.88%, due 8/15/2030	53,889 (b)
85,000	10.00%, due 6/1/2032	88,242 (b)
165,000	Molina Healthcare, Inc., 6.25%, due 1/15/2033	162,790 (b)
85,000	Star Parent, Inc., 9.00%, due 10/1/2030	89,386 (b)
130,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	133,667 (b)
Team Health Holdings, Inc.
160,000	8.38%, due 6/30/2028	160,818 (b)(e)
40,900	9.00% Cash/4.50% PIK, due 6/30/2028	44,121 (b)(g)
747,407
Home Builders 0.7%
140,000	Beazer Homes USA, Inc., 7.50%, due 3/15/2031	141,590 (b)
275,000	LGI Homes, Inc., 7.00%, due 11/15/2032	264,687 (b)
406,277
Insurance 2.4%
Acrisure LLC/Acrisure Finance, Inc.
120,000	8.25%, due 2/1/2029	124,182 (b)
90,000	6.75%, due 7/1/2032	91,125 (b)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
85,000	6.75%, due 10/15/2027	85,075 (b)
285,000	6.75%, due 4/15/2028	288,855 (b)
5,000	7.00%, due 1/15/2031	5,141 (b)
30,000	6.50%, due 10/1/2031	30,436 (b)
30,000	7.38%, due 10/1/2032	30,839 (b)
135,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	134,091 (b)
320,000	HUB International Ltd., 7.25%, due 6/15/2030	333,580 (b)
175,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	180,967 (b)
1,304,291
Internet 0.2%
110,000	Gen Digital, Inc., 6.25%, due 4/1/2033	112,143 (b)
Investment Companies 0.5%
255,000	Ares Capital Corp., 5.95%, due 7/15/2029	261,203
Iron - Steel 0.1%
43,730	Samarco Mineracao SA, 4.00% Cash/5.00% PIK, due 6/30/2031	43,308 (f)(g)
Leisure Time 1.1%
120,000	Carnival Corp., 6.13%, due 2/15/2033	122,129 (b)
105,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	109,430 (b)
100,000	NCL Corp. Ltd., 7.75%, due 2/15/2029	106,084 (b)
Viking Cruises Ltd.
5,000	7.00%, due 2/15/2029	5,038 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Leisure Time – cont'd
$225,000	9.13%, due 7/15/2031	$242,081 (b)
584,762
Lodging 0.4%
200,000	Fortune Star BVI Ltd., 5.05%, due 1/27/2027	194,989 (f)
Machinery - Construction & Mining 0.4%
Terex Corp.
195,000	5.00%, due 5/15/2029	190,334 (b)
5,000	6.25%, due 10/15/2032	5,008 (b)
195,342
Machinery - Diversified 0.2%
125,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	129,101 (b)
Media 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
160,000	5.00%, due 2/1/2028	157,005 (b)
30,000	6.38%, due 9/1/2029	30,276 (b)
55,000	4.75%, due 3/1/2030	52,261 (b)
80,000	4.50%, due 5/1/2032	72,589
20,000	4.25%, due 1/15/2034	17,233 (b)
175,000	CSC Holdings LLC, 11.75%, due 1/31/2029	163,693 (b)
105,000	McGraw-Hill Education, Inc., 7.38%, due 9/1/2031	109,141 (b)
75,000	Midcontinent Communications, 8.00%, due 8/15/2032	79,136 (b)
681,334
Mining 2.6%
105,000	Capstone Copper Corp., 6.75%, due 3/31/2033	107,011 (b)
205,000	Century Aluminum Co., 6.88%, due 8/1/2032	207,125 (b)
200,000	Cia de Minas Buenaventura SAA, 6.80%, due 2/4/2032	204,270 (b)
Fortescue Treasury Pty. Ltd.
95,000	4.38%, due 4/1/2031	89,006 (b)
55,000	6.13%, due 4/15/2032	56,083 (b)
Kaiser Aluminum Corp.
175,000	4.63%, due 3/1/2028	171,062 (b)
5,000	4.50%, due 6/1/2031	4,663 (b)
200,000	Navoi Mining & Metallurgical Combinat, 6.95%, due 10/17/2031	206,361 (f)
160,000	Novelis Corp., 6.88%, due 1/30/2030	164,871 (b)
200,000	Vedanta Resources Finance II PLC, 10.88%, due 9/17/2029	204,372 (f)
1,414,824
Miscellaneous Manufacturer 0.8%
95,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	96,516 (b)
80,000	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	82,434 (b)(g)
50,000	Calderys Financing LLC, 11.25%, due 6/1/2028	52,826 (b)
220,000	Hillenbrand, Inc., 3.75%, due 3/1/2031	197,308
429,084
Oil & Gas 4.3%
330,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 6/30/2029	328,820 (b)
200,000	Azule Energy Finance PLC, 8.13%, due 1/23/2030	201,486 (b)
178,049	Borr IHC Ltd./Borr Finance LLC, 10.00%, due 11/15/2028	170,240 (f)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Oil & Gas – cont'd
	$220,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	$217,514 (b)
	200,000	Constellation Oil Services Holding SA, 9.38%, due 11/7/2029	204,874 (b)
Hilcorp Energy I LP/Hilcorp Finance Co.
	135,000	6.25%, due 4/15/2032	129,597 (b)
	100,000	8.38%, due 11/1/2033	104,352 (b)
	50,000	6.88%, due 5/15/2034	48,145 (b)
	80,000	Noble Finance II LLC, 8.00%, due 4/15/2030	81,597 (b)
	200,000	Petroleos Mexicanos, 7.69%, due 1/23/2050	169,553
	40,000	Pluspetrol SA, 8.50%, due 5/30/2032	40,800 (b)
	200,000	SierraCol Energy Andina LLC, 6.00%, due 6/15/2028	187,651 (f)
	200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	205,604 (b)
	172,000	Vista Energy Argentina SAU, 7.63%, due 12/10/2035	168,766 (b)
	100,000	YPF SA, 9.50%, due 1/17/2031	105,791 (f)
2,364,790
Oil & Gas Services 0.7%
	75,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 9/1/2032	76,112 (b)
	210,000	Aris Water Holdings LLC, 7.25%, due 4/1/2030	215,381 (b)
	90,000	Star Holding LLC, 8.75%, due 8/1/2031	88,193 (b)
379,686
Packaging & Containers 0.8%
Mauser Packaging Solutions Holding Co.
	85,000	7.88%, due 4/15/2027	85,742 (b)
	240,000	9.25%, due 4/15/2027	237,539 (b)
	5,000	Sealed Air Corp., 6.50%, due 7/15/2032	5,150 (b)
	55,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	58,838 (b)
Trivium Packaging Finance BV
	30,000	8.25%, due 7/15/2030	31,591 (b)
	30,000	12.25%, due 1/15/2031	31,500 (b)
450,360
Pharmaceuticals 1.0%
	160,000	1261229 BC Ltd., 10.00%, due 4/15/2032	162,894 (b)
	40,000	CVS Health Corp., 6.75%, due 12/10/2054	40,033 (h)
EUR	100,000	Grifols SA, 7.50%, due 5/1/2030	120,412 (f)
EUR	100,000	Gruenenthal GmbH, 4.63%, due 11/15/2031	116,361 (f)
EUR	100,000	Teva Pharmaceutical Finance Netherlands II BV, 4.38%, due 5/9/2030	116,967
556,667
Pipelines 3.3%
	$250,000	Energy Transfer LP, 5.55%, due 5/15/2034	252,167
	220,000	Excelerate Energy LP, 8.00%, due 5/15/2030	230,307 (b)
	200,000	Galaxy Pipeline Assets Bidco Ltd., 2.63%, due 3/31/2036	171,647 (f)
Genesis Energy LP/Genesis Energy Finance Corp.
	100,000	7.75%, due 2/1/2028	100,999
	145,000	8.00%, due 5/15/2033	150,330
	260,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	263,164 (b)
	145,000	Howard Midstream Energy Partners LLC, 7.38%, due 7/15/2032	149,918 (b)
	205,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	205,166 (b)
	230,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/2030	225,343 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Pipelines – cont'd
	$50,000	TransMontaigne Partners LLC, 8.50%, due 6/15/2030	$52,267 (b)
1,801,308
Real Estate 0.4%
EUR	100,000	CPI Property Group SA, 6.00%, due 1/27/2032	116,209 (f)
EUR	100,000	Heimstaden Bostad AB, 6.25%, due 12/4/2029	116,490 (f)(h)(i)
232,699
Real Estate Investment Trusts 1.0%
	$105,000	Blackstone Mortgage Trust, Inc., 7.75%, due 12/1/2029	110,994 (b)
	90,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	89,649 (b)
	45,000	RHP Hotel Properties LP/RHP Finance Corp., 6.50%, due 6/15/2033	46,084 (b)
	95,000	Starwood Property Trust, Inc., 6.50%, due 7/1/2030	97,715 (b)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
	121,000	10.50%, due 2/15/2028	127,882 (b)
	70,000	8.63%, due 6/15/2032	70,999 (b)
543,323
Retail 1.1%
	205,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	216,816 (b)
	75,000	Foundation Building Materials, Inc., 6.00%, due 3/1/2029	70,341 (b)
EUR	100,000	Fressnapf Holding SE, 5.25%, due 10/31/2031	116,784 (f)
	$105,000	QXO Building Products, Inc., 6.75%, due 4/30/2032	108,126 (b)
EUR	100,000	Walgreens Boots Alliance, Inc., 2.13%, due 11/20/2026	113,841
625,908
Savings & Loans 0.5%
GBP	200,000	Coventry Building Society, 8.75%, due 6/11/2029	278,527 (f)(h)(i)
Semiconductors 1.4%
Foundry JV Holdco LLC
	$250,000	6.15%, due 1/25/2032	261,544 (b)
	200,000	6.40%, due 1/25/2038	207,986 (b)
	200,000	6.30%, due 1/25/2039	205,852 (b)
	150,000	Intel Corp., 4.75%, due 3/25/2050	118,845
794,227
Software 2.1%
	180,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	176,949 (b)
	110,000	Cloud Software Group, Inc., 6.50%, due 3/31/2029	111,087 (b)
	55,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	55,716 (b)
	10,000	Pagaya U.S. Holdings Co. LLC, 8.88%, due 8/1/2030	9,935 (b)
	25,000	Rackspace Finance LLC, 3.50%, due 5/15/2028	11,813 (b)
	480,000	Synopsys, Inc., 5.15%, due 4/1/2035	481,704
	320,000	UKG, Inc., 6.88%, due 2/1/2031	328,533 (b)
1,175,737
Telecommunications 2.3%
Bell Telephone Co. of Canada or Bell Canada
	55,000	6.88%, due 9/15/2055	55,958 (h)
	70,000	7.00%, due 9/15/2055	71,042 (h)
	145,000	CommScope LLC, 9.50%, due 12/15/2031	152,695 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Telecommunications – cont'd
EUR	100,000	Iliad Holding SASU, 5.63%, due 10/15/2028	$116,237 (f)
		Level 3 Financing, Inc.
	$45,000	4.88%, due 6/15/2029	42,188 (b)
	44,712	11.00%, due 11/15/2029	50,693 (b)
	150,000	6.88%, due 6/30/2033	152,003 (b)
		Rogers Communications, Inc.
	55,000	7.00%, due 4/15/2055	56,230 (h)
	50,000	7.13%, due 4/15/2055	51,165 (h)
	99,000	Telecom Argentina SA, 9.50%, due 7/18/2031	104,999 (b)
EUR	100,000	Telefonica Europe BV, 6.14%, due 2/3/2030	123,509 (f)(h)(i)
	$105,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	109,924 (b)
	165,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	156,729 (b)
			1,243,372
Transportation 0.6%
	295,000	XPO, Inc., 7.13%, due 2/1/2032	306,647 (b)
Total Corporate Bonds (Cost $31,815,589)			32,323,873

Loan Assignments(c) 13.4%
Capital Markets 1.4%
	250,000	Edelman Financial Center LLC, Second Lien Term Loan, (1 mo. USD Term SOFR + 5.25%), 9.61%, due 10/6/2028	250,938
	497,500	Focus Financial Partners LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.11%, due 9/15/2031	497,614
			748,552
Chemicals 0.9%
	500,000	Olympus Water U.S. Holding Corp., Term Loan B, (1 mo. USD Term SOFR), 0.00%, due 7/23/2032	498,375 (k)(l)
Containers & Packaging 0.9%
	496,256	Trident TPI Holdings, Inc., Term Loan B7, (3 mo. USD Term SOFR + 3.75%), 8.05%, due 9/15/2028	484,703
Diversified Consumer Services 0.2%
	117,550	Ascend Learning LLC, Second Lien Term Loan, (1 mo. USD Term SOFR + 5.75%), 10.21%, due 12/10/2029	117,432
Diversified Telecommunication Services 2.8%
	479,661	CommScope, Inc., Term Loan, (1 mo. USD Term SOFR + 5.25%), 9.61%, due 12/17/2029	487,187
		CSC Holdings LLC
	248,684	Term Loan B5, (3 mo. USD Term SOFR + 1.50%), 9.00%, due 4/15/2027	244,643
	248,725	Term Loan B6, (1 mo. USD Term SOFR + 4.50%), 8.84%, due 1/18/2028	247,757
		Lumen Technologies, Inc.
	248,732	Term Loan B1, (1 mo. USD Term SOFR + 2.35%), 6.82%, due 4/16/2029	247,217
	248,732	Term Loan B2, (1 mo. USD Term SOFR + 2.35%), 6.82%, due 4/15/2030	247,061
	35,000	Zayo Group Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.47%, due 3/9/2027	33,735
			1,507,600
Electric Utilities 1.8%
	500,000	Cornerstone Generation LLC, Term Loan B, (1 mo. USD Term SOFR), due 10/28/2031	503,125 (k)(l)
		Lightstone Holdco LLC
	466,225	Term Loan B, (1 mo. USD Term SOFR + 5.75%), 10.11%, due 1/29/2027	465,545
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Electric Utilities – cont'd
	$26,373	Term Loan C, (1 mo. USD Term SOFR + 5.75%), 10.11%, due 1/29/2027	$26,334
			995,004
Health Care Equipment & Supplies 3.2%
	495,009	Auris Luxembourg III SARL, Term Loan B4, (6 mo. USD Term SOFR + 3.50%), 7.82%, due 2/28/2029	498,415
	750,000	Bausch & Lomb Corp., Term Loan B, (1 mo. USD Term SOFR + 4.25%), 8.61%, due 1/15/2031	752,063
	500,000	Medline Borrower LP, Term Loan B, (1 mo. USD Term SOFR), due 10/23/2030	500,940 (k)(l)(m)
			1,751,418
Insurance 0.9%
	496,231	AssuredPartners, Inc., Term Loan B5, (1 mo. USD Term SOFR + 3.50%), 7.86%, due 2/14/2031	497,179
IT Services 0.9%
	498,750	QualityTech LP, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.83%, due 10/30/2031	499,997 (m)
Software 0.4%
	250,000	Cloudera, Inc., Second Lien Term Loan, (1 mo. USD Term SOFR + 6.00%), 10.46%, due 10/8/2029	217,970
Total Loan Assignments (Cost $7,298,290)			7,318,230
Foreign Government Securities 5.7%
		Argentine Republic Government International Bonds
	208,000	0.75%, due 7/9/2030	160,865 (j)
	169,909	4.13%, due 7/9/2046	108,784 (j)
	200,000	Colombia Government International Bonds, 7.75%, due 11/7/2036	199,400
	280,000	Dominican Republic International Bonds, 5.50%, due 2/22/2029	279,496 (f)
		Ecuador Government International Bonds
	73,904	6.90%, due 7/31/2030	64,814 (f)
	173,365	6.90%, due 7/31/2035	129,417 (f)
	200,000	Egypt Government International Bonds, 8.70%, due 3/1/2049	164,538 (f)
		Ghana Government International Bonds
	3,520	0.00%, due 7/3/2026	3,372 (b)
	53,240	5.00%, due 7/3/2029	50,594 (b)(j)
	76,560	5.00%, due 7/3/2035	61,470 (b)(j)
	200,000	Guatemala Government Bonds, 5.25%, due 8/10/2029	198,798 (f)
		Ivory Coast Government International Bonds
EUR	200,000	5.88%, due 10/17/2031	221,815 (f)
EUR	100,000	4.88%, due 1/30/2032	105,363 (f)
	$200,000	Mongolia Government International Bonds, 3.50%, due 7/7/2027	189,223 (f)
		Nigeria Government International Bonds
	200,000	8.38%, due 3/24/2029	205,286 (f)
	200,000	7.70%, due 2/23/2038	177,211 (f)
	216,407	Provincia de Buenos Aires Government Bonds, 6.63%, due 9/1/2037	152,632 (f)
	200,000	Republic of South Africa Government International Bonds, 4.85%, due 9/30/2029	192,720
	138,000	Romania Government International Bonds, 3.63%, due 3/27/2032	120,500 (b)
		Sri Lanka Government International Bonds
	41,436	3.10%, due 1/15/2030	37,189 (b)(j)
	131,276	3.35%, due 3/15/2033	107,366 (b)(j)
	76,208	3.60%, due 2/15/2038	63,879 (b)(j)
	141,412	Zambia Government International Bonds, 5.75%, due 6/30/2033	131,606 (f)(j)
Total Foreign Government Securities (Cost $2,883,762)			3,126,338
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Short-Term Investments 2.2%
Investment Companies 2.2%
1,214,418	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.25%(n) (Cost $1,214,418)	$1,214,418
Total Investments 99.0% (Cost $53,404,908)		54,234,065
Other Assets Less Liabilities 1.0%		553,188 (o)
Net Assets 100.0%		$54,787,253

‡	Represents less than 0.05% of net assets of the Fund.

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2025, these securities amounted to $31,359,959, which represents 57.2% of net assets of the Fund.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2025 and changes periodically.
(d)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31,
2025.

(e)	When-issued security. Total value of all such securities at July 31, 2025 amounted to $774,425, which represents 1.4% of net assets of the Fund.
(f)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2025 amounted to $5,546,392, which represents 10.1% of net assets of the
Fund.

(g)	Payment-in-kind (PIK) security.
(h)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(i)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(j)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2025.

(k)	All or a portion of this security was purchased on a delayed delivery basis.
(l)	All or a portion of this security had not settled as of July 31, 2025 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(m)	Value determined using significant unobservable inputs.
(n)	Represents 7-day effective yield as of July 31, 2025.
(o)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2025.

See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$34,997,743	63.9%
Cayman Islands	4,282,290	7.8%
Jersey	1,757,986	3.2%
United Kingdom	1,043,529	1.9%
Germany	881,682	1.6%
Argentina	842,637	1.5%
Canada	710,806	1.3%
Mexico	547,953	1.0%
Denmark	498,415	0.9%
Brazil	489,768	0.9%
Netherlands	475,101	0.9%
France	471,170	0.9%
Spain	453,945	0.8%
Colombia	387,051	0.7%
Nigeria	382,497	0.7%
Cote D'Ivoire	327,178	0.6%
Luxembourg	283,054	0.5%
Dominican Republic	279,496	0.5%
Ireland	261,713	0.5%
Sweden	231,434	0.4%
Sri Lanka	208,434	0.4%
Uzbekistan	206,361	0.4%
India	204,372	0.4%
Peru	204,270	0.4%
Angola	201,486	0.4%
Guatemala	198,798	0.4%
China	194,989	0.4%
Ecuador	194,231	0.4%
Turkey	193,497	0.4%
South Africa	192,720	0.3%
Mongolia	189,223	0.3%
United Arab Emirates	171,647	0.3%
Egypt	164,538	0.3%
Australia	145,089	0.3%
Zambia	131,606	0.2%
Romania	120,500	0.2%
Portugal	117,963	0.2%
Israel	116,967	0.2%
Czech Republic	116,209	0.2%
Ghana	115,436	0.2%
Other countries, each representing less than 0.05% of net assets of the Fund	25,863	0.0%
Short-Term Investments and Other Assets—Net	1,767,606	3.2%
	$54,787,253	100.0%
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2025	8	U.S. Treasury Long Bond	$913,500	$15,875
9/2025	7	U.S. Treasury Note, 10 Year	777,438	(1,819)
9/2025	54	U.S. Treasury Note, 5 Year	5,841,281	10,732
9/2025	19	U.S. Treasury Note, Ultra 10 Year	2,148,484	20,781
Total Long Positions			$9,680,703	$45,569

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2025	7	Euro-Bobl	$(936,799)	$4,120
9/2025	2	Euro-Bund	(296,027)	571
9/2025	1	Euro-Oat	(140,698)	1,529
9/2025	4	Euro-Schatz	(488,662)	1,638
9/2025	1	Long Gilt	(121,711)	(2,113)
9/2025	2	U.S. Treasury Note, 2 Year	(413,969)	261
9/2025	3	U.S. Treasury Ultra Bond	(351,938)	(8,180)
Total Short Positions			$(2,749,804)	$(2,174)
Total Futures				$43,395
Forward foreign currency contracts ("forward FX contracts")
At July 31, 2025, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	36,648	EUR	31,083	GSI	10/15/2025	$1,007
USD	492,510	EUR	417,917	JPM	10/15/2025	13,312
USD	334,120	EUR	283,516	JPM	10/15/2025	9,031
USD	275,891	EUR	234,107	JPM	10/15/2025	7,457
USD	14,708	EUR	12,432	RBC	10/15/2025	453
USD	12,507	EUR	10,636	SSB	10/15/2025	312
USD	1,538,716	EUR	1,299,097	WBC	10/15/2025	49,125
USD	12,010	EUR	10,355	WBC	10/15/2025	136
USD	407,964	GBP	300,000	SSB	10/15/2025	11,495
Total unrealized appreciation						$92,328
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Credit default swap contracts ("credit default swaps")
At July 31, 2025, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX North America High Yield Index, Ser. 44.V1	USD	1,399,000	5.00%	3M	6/20/2030	$61,640	$39,960	$8,161	$109,761

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Mortgage-Backed Securities#	$—	$3,107,669	$—	$3,107,669
Asset-Backed Securities#	—	7,143,537	—	7,143,537
Corporate Bonds#	—	32,323,873	—	32,323,873
Loan Assignments
Health Care Equipment & Supplies	—	1,250,478	500,940	1,751,418
IT Services	—	—	499,997	499,997
Other Loan Assignments#	—	5,066,815	—	5,066,815
Total Loan Assignments	—	6,317,293	1,000,937	7,318,230
Foreign Government Securities	—	3,126,338	—	3,126,338
Short-Term Investments	—	1,214,418	—	1,214,418
Total Investments	$—	$53,233,128	$1,000,937	$54,234,065

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2025
Investments in Securities:
Loan Assignments(1)(2)	$239	$—	$—	$7	$500	$(1)	$495	$(239)	$1,001	$7
Total	$239	$—	$—	$7	$500	$(1)	$495	$(239)	$1,001	$7
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(2) Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$55,507	$—	$—	$55,507
Liabilities	(12,112)	—	—	(12,112)
Forward FX Contracts@
Assets	—	92,328	—	92,328
Swaps
Assets	—	109,761	—	109,761
Total	$43,395	$202,089	$—	$245,484

@	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)
July 31, 2025

Principal Amount		Value
Mortgage-Backed Securities 33.6%
Collateralized Mortgage Obligations 18.1%
$725,029	A&D Mortgage Trust, Series 2025-NQM2, Class A3, 6.09%, due 6/25/2070	$727,071 (a)
271,356	Bravo Residential Funding Trust, Series 2025-NQM5, Class A3, 5.80%, due 2/25/2065	271,272 (a)
302,126	BRAVO Residential Funding Trust, Series 2024-NQM6, Class A1, 5.41%, due 8/1/2064	301,357 (a)
Chase Home Lending Mortgage Trust
152,672	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	152,877 (a)(b)
280,091	Series 2024-4, Class A6, 6.00%, due 3/25/2055	280,931 (a)(b)
157,144	Series 2024-10, Class A4A, 5.50%, due 10/25/2055	156,818 (a)(b)
336,094	Series 2024-11, Class A4, 6.00%, due 11/25/2055	339,046 (a)(b)
COLT Mortgage Loan Trust
657,284	Series 2021-5, Class A1, 1.73%, due 11/26/2066	587,430 (a)(b)
196,630	Series 2024-2, Class A1, 6.13%, due 4/25/2069	197,658 (a)
167,773	Series 2024-2, Class A3, 6.43%, due 4/25/2069	168,308 (a)
185,000	Series 2025-6, Class M1, 6.27%, due 8/25/2070	185,473 (a)(b)
378,792	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, due 5/25/2060	380,360 (a)
190,000	EFMT, Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	187,663 (a)(b)
611,628	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	530,125 (a)(b)
Federal Home Loan Mortgage Corp. REMIC
2,248,639	Series 5438, Class FE, (30 day USD SOFR Average + 1.30%), 5.65%, due 8/25/2054	2,245,597 (c)
877,391	Series 5475, Class FA, (30 day USD SOFR Average + 1.10%), 5.45%, due 11/25/2054	871,298 (c)
686,461	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 5.50%, due 11/25/2054	681,435 (c)
1,229,450	Series 5473, Class FN, (30 day USD SOFR Average + 1.25%), 5.60%, due 11/25/2054	1,225,310 (c)
1,430,971	Series 5475, Class FB, (30 day USD SOFR Average + 1.35%), 5.70%, due 11/25/2054	1,420,269 (c)
954,852	Series 5487, Class FA, (30 day USD SOFR Average + 1.40%), 5.75%, due 12/25/2054	955,534 (c)
1,291,492	Series 5500, Class FE, (30 day USD SOFR Average + 1.40%), 5.75%, due 2/25/2055	1,294,062 (c)
1,405,265	Series 5517, Class HF, (30 day USD SOFR Average + 1.35%), 5.70%, due 3/25/2055	1,402,646 (c)
1,025,999	Series 5518, Class FD, (30 day USD SOFR Average + 1.70%), 6.00%, due 3/25/2055	1,027,386 (c)
1,526,764	Series 5542, Class CF, (30 day USD SOFR Average + 1.55%), 5.90%, due 5/25/2055	1,537,811 (c)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
493,700	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 5.85%, due 10/25/2041	495,891 (a)(c)
408,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 8.10%, due 2/25/2042	423,649 (a)(c)
469,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 9.60%, due 3/25/2042	497,965 (a)(c)
1,000,000	Series 2022-DNA4, Class M2, (30 day USD SOFR Average + 5.25%), 9.60%, due 5/25/2042	1,068,130 (a)(c)
333,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 7.90%, due 8/25/2042	349,013 (a)(c)
390,000	Series 2022-DNA6, Class M2, (30 day USD SOFR Average + 5.75%), 10.10%, due 9/25/2042	426,243 (a)(c)
860,000	Series 2024-DNA1, Class M2, (30 day USD SOFR Average + 1.95%), 6.30%, due 2/25/2044	871,610 (a)(c)
505,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 6.05%, due 5/25/2044	509,893 (a)(c)
650,000	Series 2025-DNA1, Class M2, (30 day USD SOFR Average + 1.35%), 5.70%, due 1/25/2045	649,239 (a)(c)
485,000	Series 2025-HQA1, Class M2, (30 day USD SOFR Average + 1.65%), 6.00%, due 2/25/2045	486,916 (a)(c)
505,000	Series 2025-DNA2, Class M2, (30 day USD SOFR Average + 1.50%), 5.85%, due 5/25/2045	505,318 (a)(c)
Federal National Mortgage Association Connecticut Avenue Securities Trust
142,128	Series 2016-C01, Class 2M2, (30 day USD SOFR Average + 7.06%), 11.41%, due 8/25/2028	145,859 (c)
417,451	Series 2018-C02, Class 2M2, (30 day USD SOFR Average + 2.31%), 6.66%, due 8/25/2030	423,962 (c)
157,359	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.90%, due 10/25/2041	157,848 (a)(c)
515,000	Series 2021-R01, Class 1B1, (30 day USD SOFR Average + 3.10%), 7.45%, due 10/25/2041	526,381 (a)(c)
375,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.00%, due 12/25/2041	377,227 (a)(c)
1,505,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.25%, due 12/25/2041	1,521,314 (a)(c)
1,000,000	Series 2022-R02, Class 2M2, (30 day USD SOFR Average + 3.00%), 7.35%, due 1/25/2042	1,024,260 (a)(c)
1,125,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.45%, due 3/25/2042	1,159,537 (a)(c)
1,225,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.85%, due 3/25/2042	1,269,026 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Collateralized Mortgage Obligations – cont'd
$1,000,000	Series 2022-R06, Class 1M2, (30 day USD SOFR Average + 3.85%), 8.20%, due 5/25/2042	$1,046,359 (a)(c)
1,070,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.00%, due 6/25/2042	1,137,955 (a)(c)
79,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.95%, due 7/25/2042	82,407 (a)(c)
435,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 9.95%, due 7/25/2042	468,987 (a)(c)
558,675	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 6.75%, due 12/25/2042	570,899 (a)(c)
244,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 7.70%, due 1/25/2043	254,974 (a)(c)
1,400,000	Series 2023-R08, Class 1B1, (30 day USD SOFR Average + 3.55%), 7.90%, due 10/25/2043	1,467,047 (a)(c)
525,000	Series 2024-R03, Class 2B1, (30 day USD SOFR Average + 2.80%), 7.15%, due 3/25/2044	541,726 (a)(c)
1,000,000	Series 2025-R01, Class 1M2, (30 day USD SOFR Average + 1.50%), 5.85%, due 1/25/2045	1,001,248 (a)(c)
874,000	Series 2025-R01, Class 1B1, (30 day USD SOFR Average + 1.70%), 6.05%, due 1/25/2045	872,095 (a)(c)
500,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.95%, due 2/25/2045	501,874 (a)(c)
500,000	Series 2025-R02, Class 1B1, (30 day USD SOFR Average + 1.95%), 6.30%, due 2/25/2045	503,222 (a)(c)
1,000,000	Series 2025-R05, Class 2M2, (30 day USD SOFR Average + 1.60%), 5.92%, due 7/25/2045	1,000,625 (a)(c)
Federal National Mortgage Association REMIC
955,808	Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 5.50%, due 3/25/2054	952,627 (c)
1,193,780	Series 2025-33, Class FE, (30 day USD SOFR Average + 1.45%), 5.80%, due 8/25/2054	1,196,937 (c)
1,018,565	Series 2024-102, Class FC, (30 day USD SOFR Average + 1.45%), 5.80%, due 1/25/2055	1,022,407 (c)
1,017,714	Series 2025-1, Class AF, (30 day USD SOFR Average + 1.85%), 6.00%, due 2/25/2055	1,018,951 (c)
1,627,201	Series 2025-6, Class FB, (30 day USD SOFR Average + 2.00%), 6.00%, due 2/25/2055	1,637,306 (c)
1,193,162	Series 2025-35, Class HF, (30 day USD SOFR Average + 1.70%), 6.00%, due 5/25/2055	1,195,137 (c)
GCAT Trust
330,677	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	276,518 (a)(b)
227,283	Series 2025-NQM2, Class A3, 6.01%, due 4/25/2070	228,192 (a)
116,000	Series 2025-NQM2, Class M1, 6.33%, due 4/25/2070	116,452 (a)(b)
Government National Mortgage Association REMIC
995,827	Series 2024-184, Class FN, (30 day USD SOFR Average + 1.20%), 5.55%, due 11/20/2054	990,767 (c)
1,010,887	Series 2024-187, Class FB, (30 day USD SOFR Average + 1.20%), 5.55%, due 11/20/2054	1,008,754 (c)
948,586	Series 2025-4, Class FY, (30 day USD SOFR Average + 1.60%), 5.95%, due 1/20/2055	957,317 (c)
JP Morgan Mortgage Trust
63,276	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	63,088 (a)(b)
157,906	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	157,778 (a)(b)
384,540	Series 2025-2, Class A4, 6.00%, due 7/25/2055	387,442 (a)(b)
135,773	Series 2024-NQM1, Class A1, 5.59%, due 2/25/2064	135,805 (a)
199,418	Series 2024-NQM1, Class A3, 5.95%, due 2/25/2064	199,550 (a)
193,000	Series 2024-NQM1, Class M1A, 6.41%, due 2/25/2064	193,379 (a)(b)
230,000	Series 2025-NQM3, Class M1A, 5.97%, due 11/25/2065	229,345 (a)(b)
354,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	354,623 (a)
Morgan Stanley Residential Mortgage Loan Trust
516,068	Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	511,964 (a)
364,931	Series 2024-NQM5, Class A1, 5.65%, due 10/25/2069	366,225 (a)(b)
159,526	Series 2025-NQM2, Class A3, 6.10%, due 1/25/2070	160,122 (a)
New Residential Mortgage Loan Trust
219,000	Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	218,141 (a)
173,682	Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	163,967 (a)(b)
244,044	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	243,486 (a)
405,600	NYMT Loan Trust, Series 2024-INV1, Class A3, 5.83%, due 6/25/2069	405,826 (a)
OBX Trust
182,679	Series 2025-NQM7, Class A2, 5.76%, due 5/25/2055	183,356 (a)
203,611	Series 2025-NQM7, Class A3, 5.86%, due 5/25/2055	204,361 (a)
245,948	Series 2024-NQM14, Class A1, 4.94%, due 9/25/2064	243,931 (a)
190,000	Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	187,826 (a)(b)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Collateralized Mortgage Obligations – cont'd
$385,000	Series 2025-NQM10, Class M1, 6.04%, due 5/25/2065	$385,185 (a)(b)
Sequoia Mortgage Trust
71,741	Series 2024-2, Class A10, 6.00%, due 3/25/2054	71,747 (a)(b)
229,736	Series 2024-4, Class A10, 6.00%, due 5/25/2054	229,771 (a)(b)
354,295	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	302,865 (a)(b)
658,697	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	627,035 (a)
Verus Securitization Trust
271,371	Series 2021-3, Class A3, 1.44%, due 6/25/2066	235,501 (a)(b)
290,814	Series 2021-6, Class A3, 1.89%, due 10/25/2066	252,914 (a)(b)
254,865	Series 2022-7, Class A1, 5.15%, due 7/25/2067	253,881 (a)
190,000	Series 2024-4, Class M1, 6.70%, due 6/25/2069	191,737 (a)(b)
186,750	Series 2024-7, Class A1, 5.10%, due 9/25/2069	185,353 (a)(b)
551,772	Series 2024-7, Class A3, 5.40%, due 9/25/2069	547,246 (a)
672,874	Series 2025-3, Class A2, 5.78%, due 5/25/2070	676,284 (a)
644,036	Series 2025-3, Class A3, 5.93%, due 5/25/2070	647,800 (a)
502,000	Series 2025-6, Class A3, 5.72%, due 7/25/2070	501,244 (a)
59,786,579
Commercial Mortgage-Backed 9.7%
230,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, due 8/10/2035	221,087 (a)
328,000	1301 Trust, Series 2025-1301, Class B, 5.48%, due 8/11/2030	328,000 (b)(d)
397,000	ALA Trust, Series 2025-OANA, Class D, (1 mo. USD Term SOFR + 3.09%), 7.43%, due 6/15/2040	399,233 (a)(c)
470,000	Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, due 7/5/2040	448,908 (a)(b)
100,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 7.24%, due 8/15/2039	100,467 (a)(c)
98,595	BANK, Series 2020-BN30, Class A1, 0.45%, due 12/15/2053	97,860
127,000	Bank5, Series 2024-5YR7, Class C, 7.10%, due 6/15/2057	132,600 (b)
BANK5
110,000	Series 2023-5YR2, Class C, 7.16%, due 7/15/2056	113,177 (b)
275,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	241,862 (a)
BBCMS Mortgage Trust
390,000	Series 2018-TALL, Class A, (1 mo. USD Term SOFR + 0.92%), 5.26%, due 3/15/2037	370,565 (a)(c)
4,319,489	Series 2021-C11, Class XA, 1.35%, due 9/15/2054	239,557 (b)(e)
1,871,857	Series 2022-C17, Class XA, 1.15%, due 9/15/2055	121,217 (b)(e)
750,000	Series 2024-C26, Class A5, 5.83%, due 5/15/2057	790,703
635,000	Series 2024-5C27, Class A3, 6.01%, due 7/15/2057	662,897
Benchmark Mortgage Trust
100,020	Series 2019-B12, Class A2, 3.00%, due 8/15/2052	98,160
325,000	Series 2019-B12, Class AS, 3.42%, due 8/15/2052	299,387
7,372,630	Series 2021-B30, Class XA, 0.80%, due 11/15/2054	289,135 (b)(e)
231,000	Series 2023-V2, Class C, 6.77%, due 5/15/2055	235,121 (b)
509,000	Series 2023-V3, Class C, 7.17%, due 7/15/2056	518,199 (b)
88,000	Series 2023-B40, Class C, 7.41%, due 12/15/2056	91,788 (b)
529,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	545,175 (b)
228,000	Series 2024-V8, Class B, 6.95%, due 7/15/2057	240,391 (b)
BLP Commercial Mortgage Trust
261,000	Series 2025-IND, Class A, (1 mo. USD Term SOFR + 1.20%), 5.54%, due 3/15/2042	260,510 (a)(c)
342,000	Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 6.59%, due 3/15/2042	338,587 (a)(c)
BMO Mortgage Trust
550,000	Series 2023-5C2, Class A3, 7.05%, due 11/15/2056	586,153 (b)
199,000	Series 2024-C8, Class C, 6.23%, due 3/15/2057	201,226 (b)
434,000	Series 2025-5C10, Class C, 6.49%, due 5/15/2058	442,358 (b)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
$253,609	BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, due 3/10/2033	$241,483 (a)
BX Commercial Mortgage Trust
129,433	Series 2021-VOLT, Class C, (1 mo. USD Term SOFR + 1.21%), 5.56%, due 9/15/2036	128,908 (a)(c)
96,883	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 6.11%, due 9/15/2036	96,584 (a)(c)
290,648	Series 2021-VOLT, Class E, (1 mo. USD Term SOFR + 2.11%), 6.46%, due 9/15/2036	290,014 (a)(c)
186,984	Series 2021-VOLT, Class F, (1 mo. USD Term SOFR + 2.51%), 6.86%, due 9/15/2036	186,518 (a)(c)
322,917	Series 2024-XL4, Class A, (1 mo. USD Term SOFR + 1.44%), 5.78%, due 2/15/2039	323,421 (a)(c)
88,545	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 6.28%, due 2/15/2039	88,767 (a)(c)
175,189	Series 2024-XL4, Class C, (1 mo. USD Term SOFR + 2.19%), 6.53%, due 2/15/2039	175,737 (a)(c)
190,373	Series 2024-MF, Class D, (1 mo. USD Term SOFR + 2.69%), 7.03%, due 2/15/2039	190,908 (a)(c)
473,242	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 7.03%, due 3/15/2041	474,426 (a)(c)
504,000	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 6.53%, due 11/15/2041	505,575 (a)(c)
BX Trust
290,000	Series 2024-VLT4, Class B, (1 mo. USD Term SOFR + 1.94%), 6.28%, due 7/15/2029	290,271 (a)(c)
244,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 7.23%, due 7/15/2029	243,085 (a)(c)
397,450	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 6.33%, due 3/15/2030	394,469 (a)(c)
394,000	Series 2025-LUNR, Class D, (1 mo. USD Term SOFR + 2.50%), 6.84%, due 6/15/2040	395,477 (a)(c)
200,000	Series 2024-BIO, Class B, (1 mo. USD Term SOFR + 1.94%), 6.28%, due 2/15/2041	199,687 (a)(c)
336,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 6.98%, due 2/15/2041	335,160 (a)(c)
175,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	164,028 (a)
196,000	Series 2019-OC11, Class E, 3.94%, due 12/9/2041	179,026 (a)(b)
288,000	Series 2019-OC11, Class D, 3.94%, due 12/9/2041	268,413 (a)(b)
349,000	Series 2025-GW, Class D, (1 mo. USD Term SOFR + 2.75%), 7.09%, due 7/15/2042	349,872 (a)(c)
470,000	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 7.55%, due 7/15/2044	471,762 (a)(c)
Citigroup Commercial Mortgage Trust
170,000	Series 2023-SMRT, Class C, 5.85%, due 10/12/2040	171,113 (a)(b)
200,465	Series 2016-P4, Class AAB, 2.78%, due 7/10/2049	198,729
COMM Mortgage Trust
170,000	Series 2018-HOME, Class A, 3.82%, due 4/10/2033	165,285 (a)(b)
501,000	Series 2024-CBM, Class D, 7.93%, due 12/10/2041	513,354 (a)(b)
519,000	Series 2024-277P, Class B, 7.00%, due 8/10/2044	549,672 (a)(b)
38,844	Series 2014-UBS3, Class XA, 0.61%, due 6/10/2047	— (b)(e)
CONE Trust
87,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.98%, due 8/15/2041	86,946 (a)(c)
94,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 7.38%, due 8/15/2041	93,761 (a)(c)
4,526,755	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 0.80%, due 11/15/2048	45 (b)(e)
Eleven Madison Trust Mortgage Trust
647,000	Series 2015-11MD, Class A, 3.55%, due 9/10/2035	640,918 (a)(b)
134,000	Series 2015-11MD, Class D, 3.55%, due 9/10/2035	128,050 (a)(b)
ELM Trust
200,000	Series 2024-ELM, Class D10, 6.63%, due 6/10/2039	200,398 (a)(b)
215,000	Series 2024-ELM, Class D15, 6.67%, due 6/10/2039	215,462 (a)(b)
610,000	Fashion Show Mall LLC, Series 2024-SHOW, Class C, 6.07%, due 10/10/2041	608,197 (a)(b)
1,535,000	Federal Home Loan Mortgage Corp. Multiclass Certificates, Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	58,414 (b)(e)
266,215	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 7.20%, due 5/25/2044	269,193 (a)(c)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4,562,926	Series KW03, Class X1, 0.77%, due 6/25/2027	49,160 (b)(e)
3,292,930	Series K095, Class X1, 0.95%, due 6/25/2029	100,874 (b)(e)
5,063,667	Series K096, Class X1, 1.11%, due 7/25/2029	183,521 (b)(e)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
$4,100,000	Series K098, Class XAM, 1.39%, due 8/25/2029	$205,029 (b)(e)
147,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.30%, due 2/10/2056	148,047 (b)
207,000	Great Wolf Trust, Series 2024-WOLF, Class D, (1 mo. USD Term SOFR + 2.89%), 7.23%, due 3/15/2039	207,970 (a)(c)
GS Mortgage Securities Trust
1,979,499	Series 2013-GC13, Class XA, 0.00%, due 7/10/2046	20 (b)(e)
306,000	Series 2016-GS2, Class C, 4.70%, due 5/10/2049	296,246 (b)
129,618	Series 2015-GC30, Class XA, 0.25%, due 5/10/2050	1 (b)(e)
Hilton USA Trust
401,000	Series 2016-HHV, Class C, 4.19%, due 11/5/2038	394,255 (a)(b)
300,000	Series 2016-HHV, Class E, 4.19%, due 11/5/2038	292,632 (a)(b)
Hudson Yards Mortgage Trust
390,000	Series 2016-10HY, Class A, 2.84%, due 8/10/2038	380,481 (a)
203,000	Series 2016-10HY, Class C, 2.98%, due 8/10/2038	197,235 (a)(b)
250,000	Series 2025-SPRL, Class C, 5.95%, due 1/13/2040	256,230 (a)(b)
100,000	Series 2025-SPRL, Class D, 6.34%, due 1/13/2040	103,088 (a)(b)
100,000	Series 2025-SPRL, Class E, 6.68%, due 1/13/2040	102,943 (a)(b)
329,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 6.59%, due 3/15/2042	328,178 (a)(c)
IP Mortgage Trust
166,000	Series 2025-IP, Class A, 5.25%, due 6/10/2042	167,179 (a)(b)
133,000	Series 2025-IP, Class D, 6.31%, due 6/10/2042	133,529 (a)(b)
97,000	Series 2025-IP, Class E, 6.85%, due 6/10/2042	97,183 (a)(b)
IRV Trust
250,000	Series 2025-200P, Class A, 5.29%, due 3/14/2047	251,248 (a)(b)
256,000	Series 2025-200P, Class C, 5.73%, due 3/14/2047	252,705 (a)(b)
JP Morgan Chase Commercial Mortgage Securities Trust
405,000	Series 2016-NINE, Class A, 2.85%, due 9/6/2038	395,545 (a)(b)
260,000	Series 2022-OPO, Class A, 3.02%, due 1/5/2039	236,591 (a)
181,000	Series 2022-OPO, Class D, 3.45%, due 1/5/2039	150,072 (a)(b)
310,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C, 4.50%, due 2/15/2047	297,991 (b)
Manhattan West Mortgage Trust
262,000	Series 2020-1MW, Class A, 2.13%, due 9/10/2039	247,038 (a)
300,000	Series 2020-1MW, Class D, 2.33%, due 9/10/2039	277,693 (a)(b)
210,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 6.63%, due 5/15/2041	207,870 (a)(c)
Morgan Stanley Bank of America Merrill Lynch Trust
65,000	Series 2017-C33, Class C, 4.56%, due 5/15/2050	59,586 (b)
300,000	Series 2025-C35, Class C, 6.35%, due 8/15/2058	304,892 (d)
137,000	Morgan Stanley Capital I Trust, Series 2018-H4, Class C, 5.05%, due 12/15/2051	125,059 (b)
57,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.02%, due 12/15/2056	59,118 (b)
390,000	NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.66%, due 2/10/2047	401,629 (a)(b)
NYC Commercial Mortgage Trust
260,000	Series 2025-3BP, Class A, (1 mo. USD Term SOFR + 1.21%), 5.55%, due 2/15/2042	258,686 (a)(c)
210,000	Series 2025-3BP, Class B, (1 mo. USD Term SOFR + 1.69%), 6.03%, due 2/15/2042	209,347 (a)(c)
100,000	Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.78%, due 2/15/2042	99,423 (a)(c)
382,000	Series 2025-300P, Class D, 6.16%, due 7/13/2042	380,315 (a)(b)
One Market Plaza Trust
154,855	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	148,221 (a)
210,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	197,860 (a)
150,000	Series 2017-1MKT, Class C, 4.02%, due 2/10/2032	139,458 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
$285,000	ONE Mortgage Trust, Series 2021-PARK, Class A, (1 mo. USD Term SOFR + 0.81%), 5.16%, due 3/15/2036	$280,026 (a)(c)
ONNI Commercial Mortgage Trust
221,000	Series 2024-APT, Class C, 6.43%, due 7/15/2039	225,347 (a)(b)
253,000	Series 2024-APT, Class D, 7.00%, due 7/15/2039	260,358 (a)(b)
ORL Trust
390,000	Series 2024-GLKS, Class A, (1 mo. USD Term SOFR + 1.49%), 5.83%, due 12/15/2039	390,346 (a)(c)
150,000	Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 7.13%, due 12/15/2039	150,094 (a)(c)
440,000	PFP Ltd., Series 2025-12, Class AS, (1 mo. USD Term SOFR + 1.74%), 6.09%, due 12/18/2042	443,000 (a)(c)
147,000	PRM Trust, Series 2025-PRM6, Class D, 5.68%, due 7/5/2033	145,684 (a)(b)
303,000	PRM5 Trust, Series 2025-PRM5, Class D, 5.62%, due 3/10/2033	299,530 (a)(b)
304,000	RIDE, Series 2025-SHRE, Class C, 6.12%, due 2/14/2047	303,444 (a)(b)
ROCK Trust
160,000	Series 2024-CNTR, Class B, 5.93%, due 11/13/2041	164,355 (a)
357,000	Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	370,280 (a)
299,000	SDAL Trust, Series 2025-DAL, Class C, (1 mo. USD Term SOFR + 3.94%), 8.28%, due 4/15/2042	298,508 (a)(c)
SFO Commercial Mortgage Trust
335,000	Series 2021-555, Class A, (1 mo. USD Term SOFR + 1.26%), 5.61%, due 5/15/2038	333,356 (a)(c)
72,000	Series 2021-555, Class C, (1 mo. USD Term SOFR + 1.91%), 6.26%, due 5/15/2038	71,463 (a)(c)
199,000	Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.86%, due 5/15/2038	197,516 (a)(c)
100,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 6.33%, due 12/15/2039	100,250 (a)(c)
230,000	TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A, (1 mo. USD Term SOFR + 1.29%), 5.64%, due 4/15/2042	230,000 (a)(c)
278,665	U.S. Bank NA, Series 2025-SUP1, Class C, (30 day USD SOFR Average + 1.90%), 6.25%, due 2/25/2032	277,434 (a)(c)
Wells Fargo Commercial Mortgage Trust
125,000	Series 2024-1CHI, Class C, 6.23%, due 7/15/2035	125,439 (a)(b)
100,000	Series 2024-1CHI, Class D, 6.71%, due 7/15/2035	100,509 (a)(b)
365,000	Series 2016-NXS6, Class B, 3.81%, due 11/15/2049	353,038
3,393,801	Series 2019-C52, Class XA, 1.56%, due 8/15/2052	166,497 (b)(e)
143,000	Series 2025-5C3, Class C, 6.23%, due 1/15/2058	144,413 (b)
32,082,486
Federal Home Loan Mortgage Corp. 3.6%
Pass-Through Certificates
52,237	4.50%, due 11/1/2039	51,639
5,368,188	5.50%, due 9/1/2052 - 12/1/2054	5,350,099
6,341,279	6.00%, due 3/1/2053 - 6/1/2055	6,432,651
11,834,389
Federal National Mortgage Association 2.2%
Pass-Through Certificates
75,045	4.50%, due 4/1/2039 - 5/1/2044	73,406
4,496,439	5.50%, due 11/1/2052 - 6/1/2055	4,481,368
2,440,983	6.00%, due 10/1/2053 - 8/1/2054	2,485,810
7,040,584
Total Mortgage-Backed Securities (Cost $112,520,380)		110,744,038
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities 19.7%
Automobiles 2.8%
Avis Budget Rental Car Funding AESOP LLC
$375,000	Series 2020-2A, Class B, 2.96%, due 2/20/2027	$372,138 (a)
225,000	Series 2022-5A, Class C, 6.24%, due 4/20/2027	225,471 (a)
485,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	464,743 (a)
510,000	Series 2024-1A, Class B, 5.85%, due 6/20/2030	522,614 (a)
245,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	252,208 (a)
452,561	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	459,029 (a)
608,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	615,006
235,000	Exeter Select Automobile Receivables Trust, Series 2025-2, Class C, 4.91%, due 12/15/2031	234,239
462,000	Flagship Credit Auto Trust, Series 2024-1, Class A3, 5.48%, due 10/16/2028	465,477 (a)
320,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, due 1/15/2031	325,000 (a)
GLS Auto Select Receivables Trust
231,035	Series 2024-2A, Class A2, 5.58%, due 6/17/2030	232,828 (a)
238,000	Series 2025-3A, Class A2, 4.46%, due 10/15/2030	237,756 (a)
57,000	Series 2024-4A, Class C, 4.75%, due 11/15/2030	56,997 (a)
61,000	Series 2025-1A, Class B, 5.04%, due 2/15/2031	61,612 (a)
72,000	Series 2025-1A, Class C, 5.26%, due 3/15/2031	72,694 (a)
149,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	150,548 (a)
Huntington Bank Auto Credit-Linked Notes
173,295	Series 2024-1, Class B1, 6.15%, due 5/20/2032	175,479 (a)
450,531	Series 2024-2, Class B1, 5.44%, due 10/20/2032	453,426 (a)
580,000	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	569,008 (a)
Santander Drive Auto Receivables Trust
87,000	Series 2024-1, Class C, 5.45%, due 3/15/2030	88,054
449,000	Series 2025-1, Class D, 5.43%, due 3/17/2031	453,388
445,000	Series 2025-2, Class C, 5.06%, due 5/15/2031	449,215
SCCU Auto Receivables Trust
190,000	Series 2025-1A, Class A4, 4.68%, due 9/15/2031	189,780 (a)(d)
174,000	Series 2025-1A, Class B, 4.78%, due 12/15/2031	173,678 (a)(d)
113,000	Series 2025-1A, Class C, 5.08%, due 2/17/2032	112,744 (a)(d)
421,000	SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, due 1/20/2032	427,986 (a)
107,501	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	108,643 (a)
Westlake Automobile Receivables Trust
360,000	Series 2024-1A, Class A3, 5.44%, due 5/17/2027	360,426 (a)
224,000	Series 2025-1A, Class D, 5.54%, due 11/15/2030	226,724 (a)
313,000	Series 2025-2A, Class C, 4.85%, due 1/15/2031	313,483 (a)
468,000	Series 2025-2A, Class D, 5.08%, due 5/15/2031	468,104 (a)
9,318,498
Home Equity 0.7%
JP Morgan Mortgage Trust
180,724	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 6.05%, due 3/20/2054	181,730 (a)(c)
135,000	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 6.45%, due 5/20/2054	135,986 (a)(c)
407,219	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 5.85%, due 8/25/2054	408,800 (a)(c)
89,000	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 6.35%, due 8/25/2054	89,634 (a)(c)
416,054	OBX Trust, Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.60%), 5.95%, due 2/25/2055	417,533 (a)(c)
Towd Point Mortgage Trust
297,193	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	297,706 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Home Equity – cont'd
$610,675	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	$614,124 (a)
2,145,513
Other 15.3%
257,801	AASET Trust, Series 2025-1A, Class A, 5.94%, due 2/16/2050	261,578 (a)
361,000	Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class D, 5.68%, due 8/20/2032	363,763 (a)
372,844	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	341,967 (a)
423,000	Barings Equipment Finance LLC, Series 2025-A, Class A3, 4.82%, due 8/13/2032	427,987 (a)
1,300,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, (3 mo. USD Term SOFR + 1.31%), 5.63%, due 1/25/2038	1,303,327 (a)(c)
Blue Stream Issuer LLC
300,000	Series 2023-1A, Class A2, 5.40%, due 5/20/2053	300,928 (a)
180,000	Series 2024-1A, Class A2, 5.41%, due 11/20/2054	180,543 (a)
353,218	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	359,655 (a)
Castlelake Aircraft Structured Trust
311,465	Series 2025-1A, Class B, 6.50%, due 2/15/2050	312,923 (a)
519,000	Series 2025-2A, Class A, 5.47%, due 8/15/2050	518,990 (a)(d)
CCG Receivables Trust
100,000	Series 2024-1, Class C, 5.22%, due 3/15/2032	101,018 (a)
100,000	Series 2024-1, Class D, 5.80%, due 3/15/2032	101,014 (a)
212,450	Series 2023-2, Class A2, 6.28%, due 4/14/2032	214,517 (a)
441,000	Series 2025-1, Class A2, 4.48%, due 10/14/2032	441,623 (a)
Cloud Capital Holdco LP
211,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	213,355 (a)
136,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	138,276 (a)
Compass Datacenters Issuer II LLC
120,000	Series 2024-1A, Class A2, 5.75%, due 2/25/2049	120,958 (a)
100,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	102,555 (a)
577,000	Series 2024-2A, Class A1, 5.02%, due 8/25/2049	575,925 (a)
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
137,000	Series 2025-1A, Class A2, 6.00%, due 5/20/2055	139,742 (a)
500,000	Series 2025-1A, Class B, 6.51%, due 5/20/2055	509,994 (a)
Crockett Partners Equipment Co. IIA LLC
97,247	Series 2024-1C, Class A, 6.05%, due 1/20/2031	97,795 (a)
81,721	Series 2024-1C, Class B, 6.78%, due 1/20/2031	82,856 (a)
CyrusOne Data Centers Issuer I LLC
444,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	446,967 (a)
300,000	Series 2024-2A, Class A2, 4.50%, due 5/20/2049	291,522 (a)
Dell Equipment Finance Trust
640,000	Series 2024-1, Class C, 5.73%, due 3/22/2030	648,696 (a)
170,000	Series 2024-1, Class D, 6.12%, due 9/23/2030	172,673 (a)
1,000,000	Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. USD Term SOFR + 2.91%), 7.24%, due 4/18/2031	998,411 (a)(c)
1,625,000	Eaton Vance CLO Ltd., Series 2013-1A, Class AR4, (1.34% - 3 mo. USD Term SOFR, Floor 1.34%), 0.00%, due 10/15/2038	1,625,000 (a)(c)(d)
226,737	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.16%, due 2/25/2038	232,554 (a)
1,500,000	Elmwood CLO 43 Ltd., Series 2025-6A, Class D, (3 mo. USD Term SOFR + 2.80%), 7.12%, due 7/20/2038	1,509,399 (a)(c)
1,300,000	Flatiron CLO 26 Ltd., Series 2024-4A, Class A, (3 mo. USD Term SOFR + 1.33%), 5.65%, due 1/15/2038	1,304,003 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$435,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%), 5.81%, due 10/20/2034	$435,475 (a)(c)
Foundation Finance Trust
94,991	Series 2024-2A, Class B, 4.93%, due 3/15/2050	94,492 (a)
94,991	Series 2024-2A, Class D, 6.59%, due 3/15/2050	95,383 (a)
185,299	Series 2025-1A, Class A, 4.95%, due 4/15/2050	186,116 (a)
464,000	Series 2025-2A, Class A, 4.67%, due 4/15/2052	461,899 (a)
Frontier Issuer LLC
480,000	Series 2023-1, Class A2, 6.60%, due 8/20/2053	486,038 (a)
322,000	Series 2024-1, Class B, 7.02%, due 6/20/2054	334,336 (a)
205,000	Gracie Point International Funding LLC, Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 6.12%, due 3/1/2028	205,331 (a)(c)
318,000	GreatAmerica Leasing Receivables Funding LLC, Series 2025-1, Class A3, 4.49%, due 4/16/2029	317,068 (a)
GreenSky Home Improvement Issuer Trust
216,000	Series 2025-1A, Class B, 5.39%, due 3/25/2060	217,822 (a)
179,000	Series 2025-2A, Class B, 5.07%, due 6/25/2060	179,138 (a)
120,000	Series 2025-2A, Class C, 5.26%, due 6/25/2060	120,271 (a)
100,000	Series 2025-2A, Class D, 5.56%, due 6/25/2060	100,242 (a)
GreenSky Home Improvement Trust
229,847	Series 2024-1, Class A4, 5.67%, due 6/25/2059	233,687 (a)
640,000	Series 2024-1, Class D, 7.33%, due 6/25/2059	660,768 (a)
Hilton Grand Vacations Trust
64,037	Series 2022-2A, Class A, 4.30%, due 1/25/2037	63,256 (a)
204,540	Series 2022-2A, Class B, 4.74%, due 1/25/2037	202,494 (a)
87,615	Series 2023-1A, Class C, 6.94%, due 1/25/2038	89,863 (a)
160,960	Series 2024-2A, Class C, 5.99%, due 3/25/2038	162,079 (a)
122,649	Series 2024-1B, Class A, 5.75%, due 9/15/2039	124,058 (a)
90,761	Series 2024-1B, Class B, 5.99%, due 9/15/2039	91,606 (a)
49,060	Series 2024-1B, Class C, 6.62%, due 9/15/2039	49,562 (a)
262,257	Series 2024-3A, Class A, 4.98%, due 8/27/2040	263,176 (a)
711,041	Series 2025-1A, Class C, 5.52%, due 5/27/2042	712,908 (a)
260,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	263,094 (a)
1,000,000	Katayma CLO II Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.65%), 5.98%, due 4/20/2037	1,004,162 (a)(c)
Kubota Credit Owner Trust
407,000	Series 2024-1A, Class A3, 5.19%, due 7/17/2028	411,435 (a)
436,000	Series 2025-1A, Class A3, 4.67%, due 6/15/2029	439,801 (a)
754,000	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 9/20/2065	753,994 (a)(d)
680,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.40%, due 8/20/2055	679,943 (a)(d)
MVW LLC
160,419	Series 2021-2A, Class A, 1.43%, due 5/20/2039	152,096 (a)
113,811	Series 2021-2A, Class B, 1.83%, due 5/20/2039	107,869 (a)
43,714	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	41,701 (a)
185,150	Series 2024-2A, Class B, 4.58%, due 3/20/2042	181,831 (a)
119,140	Series 2024-2A, Class C, 4.92%, due 3/20/2042	115,895 (a)
151,928	Series 2025-1A, Class B, 5.21%, due 9/22/2042	151,549 (a)
123,618	Series 2025-1A, Class C, 5.75%, due 9/22/2042	123,495 (a)
128,466	Series 2024-1A, Class B, 5.51%, due 2/20/2043	129,017 (a)
72,098	Series 2024-1A, Class C, 6.20%, due 2/20/2043	72,825 (a)
193,335	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	195,348 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$1,200,000	Oaktree CLO Ltd., Series 2022-3A, Class A1R, (3 mo. USD Term SOFR + 1.38%), 5.70%, due 10/15/2037	$1,203,689 (a)(c)
2,400,000	OCP CLO Ltd., Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.98%, due 1/20/2038	2,406,778 (a)(c)
1,000,000	Octagon Investment Partners 43 Ltd., Series 2019-1A, Class D, (3 mo. USD Term SOFR + 4.16%), 8.48%, due 10/25/2032	1,003,993 (a)(c)
159,883	OneMain Financial Issuance Trust, Series 2022-2A, Class A, 4.89%, due 10/14/2034	159,795 (a)
292,515	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, due 12/20/2032	295,001 (a)
1,000,000	Palmer Square CLO Ltd., Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 2.65%), 6.97%, due 1/15/2038	1,004,996 (a)(c)
PFS Financing Corp.
872,000	Series 2024-D, Class A, 5.34%, due 4/15/2029	883,858 (a)
613,000	Series 2025-D, Class A, 4.47%, due 5/15/2030	612,791 (a)
1,600,000	Rad CLO 18 Ltd., Series 2023-18A, Class D1R, (3 mo. USD Term SOFR + 3.30%), 7.62%, due 7/15/2037	1,608,871 (a)(c)
1,200,000	Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.55%), 5.87%, due 4/25/2037	1,205,183 (a)(c)
Sierra Timeshare Receivables Funding LLC
65,233	Series 2022-1A, Class A, 3.05%, due 10/20/2038	64,106 (a)
87,147	Series 2022-1A, Class C, 3.94%, due 10/20/2038	85,598 (a)
91,425	Series 2023-1A, Class C, 7.00%, due 1/20/2040	93,254 (a)
89,553	Series 2023-2A, Class C, 7.30%, due 4/20/2040	92,125 (a)
52,289	Series 2022-2A, Class B, 5.04%, due 6/20/2040	52,007 (a)
80,944	Series 2023-3A, Class B, 6.44%, due 9/20/2040	82,893 (a)
103,972	Series 2024-2A, Class C, 5.83%, due 6/20/2041	104,458 (a)
222,652	Series 2024-3A, Class C, 5.32%, due 8/20/2041	221,985 (a)
321,246	Series 2025-1A, Class A, 4.81%, due 1/21/2042	322,237 (a)
198,359	Series 2024-1A, Class C, 5.94%, due 1/20/2043	199,474 (a)
323,000	Series 2025-2A, Class B, 4.93%, due 4/20/2044	322,999 (a)
210,000	Series 2025-2A, Class C, 5.32%, due 4/20/2044	210,519 (a)
1,000,000	Signal Peak CLO 8 Ltd., Series 2020-8A, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.72%, due 10/20/2037	1,004,050 (a)(c)
634,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	637,969 (a)
Stack Infrastructure Issuer LLC
548,000	Series 2023-3A, Class A2, 5.90%, due 10/25/2048	551,121 (a)
190,000	Series 2025-1A, Class A2, 5.00%, due 5/25/2050	187,240 (a)
263,012	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	266,307 (a)
Taco Bell Funding LLC
258,750	Series 2016-1A, Class A23, 4.97%, due 5/25/2046	258,406 (a)
191,587	Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	182,703 (a)
264,663	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, due 6/21/2050	264,971 (a)
1,500,000	Texas Debt Capital CLO Ltd., Series 2023-1A, Class A1R, (3 mo. USD Term SOFR + 1.30%), 5.62%, due 7/20/2038	1,503,750 (a)(c)
500,000	TICP CLO VII Ltd., Series 2017-7A, Class DR, (3 mo. USD Term SOFR + 3.46%), 7.78%, due 4/15/2033	502,484 (a)(c)
107,383	T-Mobile U.S. Trust, Series 2022-1A, Class A, 4.91%, due 5/22/2028	107,411 (a)
415,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	420,279 (a)
1,500,000	Trestles CLO III Ltd., Series 2020-3A, Class D1R, (3 mo. USD Term SOFR + 3.15%), 7.48%, due 10/20/2037	1,510,127 (a)(c)
2,400,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 5.50%, due 4/25/2038	2,399,184 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
Uniti Fiber ABS Issuer LLC
$266,000	Series 2025-1A, Class A2, 5.88%, due 4/20/2055	$270,900 (a)
235,000	Series 2025-1A, Class B, 6.37%, due 4/20/2055	239,184 (a)
192,419	Volofin Finance DAC, Series 2024-1A, Class A, 5.94%, due 6/15/2037	194,005 (a)
1,200,000	Wellington Management CLO 1 Ltd., Series 2023-1A, Class A, (3 mo. USD Term SOFR + 1.80%), 6.13%, due 10/20/2036	1,203,076 (a)(c)
249,418	Willis Engine Structured Trust VIII, Series 2025-A, Class B, 6.07%, due 6/15/2050	250,883 (a)
Wireless PropCo Funding LLC
150,000	Series 2025-1A, Class A2, 4.07%, due 6/25/2055	141,976 (a)(f)
163,000	Series 2025-1A, Class B, 4.30%, due 6/25/2055	152,015 (a)
Ziply Fiber Issuer LLC
196,000	Series 2024-1A, Class A2, 6.64%, due 4/20/2054	200,417 (a)
506,000	Series 2024-1A, Class B, 7.81%, due 4/20/2054	522,251 (a)
50,358,956
Real Estate Investment Trusts 0.1%
432,000	American Tower Trust 1, 5.49%, due 3/15/2053	437,939 (a)
Student Loan 0.8%
Bayview Opportunity Master Fund VII LLC
66,413	Series 2024-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 6.15%, due 6/25/2047	66,188 (a)(c)
27,672	Series 2024-EDU1, Class D, (30 day USD SOFR Average + 2.75%), 7.10%, due 6/25/2047	28,199 (a)(c)
Navient Private Education Refi Loan Trust
435,439	Series 2021-BA, Class A, 0.94%, due 7/15/2069	395,140 (a)
309,394	Series 2021-CA, Class A, 1.06%, due 10/15/2069	280,199 (a)
370,564	Series 2021-EA, Class A, 0.97%, due 12/16/2069	330,782 (a)
409,810	Series 2021-FA, Class A, 1.11%, due 2/18/2070	361,462 (a)
804,963	Series 2024-A, Class A, 5.66%, due 10/15/2072	820,699 (a)
490,000	SoFi Professional Loan Program LLC, Series 2018-C, Class BFX, 4.13%, due 1/25/2048	470,726 (a)
2,753,395
Total Asset-Backed Securities (Cost $64,662,675)		65,014,301

Corporate Bonds 37.6%
Advertising 0.2%
Clear Channel Outdoor Holdings, Inc.
150,000	5.13%, due 8/15/2027	149,796 (a)
160,000	7.88%, due 4/1/2030	164,769 (a)
305,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	295,173 (a)
609,738
Aerospace & Defense 2.2%
Boeing Co.
1,880,000	2.70%, due 2/1/2027	1,826,329
1,965,000	6.30%, due 5/1/2029	2,074,594
330,000	Bombardier, Inc., 7.50%, due 2/1/2029	342,702 (a)
1,228,000	General Electric Co., (3 mo. USD Term SOFR + 0.64%), 4.90%, due 5/5/2026	1,230,041 (c)
1,200,000	L3Harris Technologies, Inc., 5.40%, due 1/15/2027	1,214,798
725,000	RTX Corp., 4.13%, due 11/16/2028	719,886
7,408,350
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Agriculture 0.4%
$1,420,000	Philip Morris International, Inc., 4.13%, due 4/28/2028	$1,410,742
Airlines 0.8%
480,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	479,832 (a)
2,025,000	Delta Air Lines, Inc., 4.95%, due 7/10/2028	2,033,983
38,750	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	38,654 (a)
2,552,469
Auto Manufacturers 0.4%
Ford Motor Credit Co. LLC
45,000	6.95%, due 6/10/2026	45,509
390,000	7.35%, due 11/4/2027	404,005
130,000	6.80%, due 5/12/2028	134,173
320,000	2.90%, due 2/10/2029	291,299
470,000	Jaguar Land Rover Automotive PLC, 5.50%, due 7/15/2029	468,231 (a)
1,343,217
Auto Parts & Equipment 0.2%
210,000	Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 2/15/2030	216,516 (a)
440,000	ZF North America Capital, Inc., 6.88%, due 4/14/2028	439,189 (a)
655,705
Banks 12.1%
40,000	Banco Santander SA, 5.15%, due 8/18/2025	39,997
Bank of America Corp.
3,570,000	2.55%, due 2/4/2028	3,468,680 (g)
1,650,000	4.62%, due 5/9/2029	1,656,945 (g)
390,000	Bank of New York Mellon, 4.73%, due 4/20/2029	394,115 (g)
Barclays PLC
975,000	5.67%, due 3/12/2028	991,115 (g)
1,200,000	4.84%, due 9/10/2028	1,206,094 (g)
Citigroup, Inc.
2,265,000	4.79%, due 3/4/2029	2,276,912 (g)
1,635,000	4.54%, due 9/19/2030	1,628,365 (g)
860,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 5.16%, due 1/28/2028	860,232 (c)
3,750,000	Goldman Sachs Group, Inc., 1.95%, due 10/21/2027	3,631,463 (g)
3,215,000	JPMorgan Chase & Co., 4.92%, due 1/24/2029	3,249,970 (g)
Lloyds Banking Group PLC
750,000	5.46%, due 1/5/2028	758,195 (g)
1,640,000	5.09%, due 11/26/2028	1,657,815 (g)
475,000	M&T Bank Corp., 4.83%, due 1/16/2029	477,555 (g)
815,000	Manufacturers & Traders Trust Co., 4.70%, due 1/27/2028	819,951
3,980,000	Mizuho Financial Group, Inc., (Secured Overnight Financing Rate + 1.25%), 5.63%, due 7/8/2031	4,004,397 (c)
Morgan Stanley
1,345,000	1.59%, due 5/4/2027	1,314,656 (g)
830,000	5.65%, due 4/13/2028	845,502 (g)
1,115,000	Morgan Stanley Bank NA, 5.02%, due 1/12/2029	1,128,795 (g)
350,000	State Street Corp., (Secured Overnight Financing Rate + 0.85%), 5.18%, due 8/3/2026	351,548 (c)
Truist Bank
2,015,000	4.67%, due 5/20/2027	2,014,873 (g)
2,455,000	4.42%, due 7/24/2028	2,451,442 (g)
650,000	Truist Financial Corp., 5.90%, due 10/28/2026	651,705 (g)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
$1,350,000	UBS Group AG, 1.36%, due 1/30/2027	$1,327,826 (a)(g)
Wells Fargo & Co.
1,750,000	3.58%, due 5/22/2028	1,720,798 (g)
1,000,000	5.15%, due 4/23/2031	1,020,437 (g)
39,949,383
Building Materials 0.2%
100,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	91,627 (a)
170,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	161,275 (a)
330,000	Standard Industries, Inc., 4.38%, due 7/15/2030	312,424 (a)
565,326
Chemicals 0.2%
Olympus Water U.S. Holding Corp.
20,000	7.13%, due 10/1/2027	20,310 (a)
205,000	9.75%, due 11/15/2028	214,906 (a)
245,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	243,644 (a)
350,000	WR Grace Holdings LLC, 4.88%, due 6/15/2027	348,027 (a)
826,887
Commercial Services 0.4%
190,000	Champions Financing, Inc., 8.75%, due 2/15/2029	175,924 (a)
290,000	Herc Holdings, Inc., 6.63%, due 6/15/2029	296,900 (a)
215,000	Veritiv Operating Co., 10.50%, due 11/30/2030	233,033 (a)
170,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	166,882 (a)
360,000	Williams Scotsman, Inc., 6.63%, due 6/15/2029	368,933 (a)
1,241,672
Computers 0.0%‡
90,000	ASGN, Inc., 4.63%, due 5/15/2028	87,622 (a)
Distribution - Wholesale 0.3%
240,000	Gates Corp., 6.88%, due 7/1/2029	246,979 (a)
420,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	392,810 (a)
400,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	423,981 (a)
1,063,770
Diversified Financial Services 2.4%
1,980,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, due 4/1/2028	1,994,702
790,000	Ally Financial, Inc., 5.74%, due 5/15/2029	804,574 (g)
775,000	American Express Co., 1.65%, due 11/4/2026	749,183
240,000	Azorra Finance Ltd., 7.75%, due 4/15/2030	249,964 (a)
Capital One Financial Corp.
1,565,000	3.75%, due 3/9/2027	1,548,535
1,555,000	6.31%, due 6/8/2029	1,624,500 (g)
330,000	Navient Corp., 5.50%, due 3/15/2029	322,821
400,000	OneMain Finance Corp., 6.13%, due 5/15/2030	400,672 (d)
270,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	282,551 (a)
7,977,502
Electric 1.9%
575,000	Alpha Generation LLC, 6.75%, due 10/15/2032	588,411 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Electric – cont'd
Dominion Energy, Inc.
$1,135,000	2.85%, due 8/15/2026	$1,114,068
1,300,000	4.60%, due 5/15/2028	1,305,120
NextEra Energy Capital Holdings, Inc.
475,000	4.69%, due 9/1/2027	477,331 (d)
890,000	(Secured Overnight Financing Rate Index + 0.80%), 5.14%, due 2/4/2028	897,370 (c)
160,000	NRG Energy, Inc., 10.25%, due 3/15/2028	176,115 (a)(g)(h)
427,000	NYSEG Storm Funding LLC, 4.71%, due 5/1/2029	428,216
740,000	Pacific Gas & Electric Co., 5.00%, due 6/4/2028	744,160
430,000	Vistra Corp., 7.00%, due 12/15/2026	434,198 (a)(g)(h)
6,164,989
Engineering & Construction 0.1%
260,000	Arcosa, Inc., 4.38%, due 4/15/2029	250,808 (a)
105,000	Artera Services LLC, 8.50%, due 2/15/2031	86,955 (a)
337,763
Entertainment 1.1%
100,000	Caesars Entertainment, Inc., 7.00%, due 2/15/2030	103,153 (a)
200,000	Churchill Downs, Inc., 5.75%, due 4/1/2030	199,506 (a)
2,220,000	Jets Stadium Development LLC, 4.80%, due 4/1/2047	2,220,000 (a)
295,000	Live Nation Entertainment, Inc., 4.75%, due 10/15/2027	290,440 (a)
230,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	221,590 (a)
474,000	Warnermedia Holdings, Inc., 3.76%, due 3/15/2027	464,762
3,499,451
Food 0.4%
1,190,000	Mars, Inc., 4.60%, due 3/1/2028	1,196,547 (a)
Food Service 0.1%
485,000	TKC Holdings, Inc., 6.88%, due 5/15/2028	484,594 (a)
Healthcare - Products 0.2%
360,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	375,336 (a)
150,000	Medline Borrower LP, 5.25%, due 10/1/2029	147,069 (a)
522,405
Healthcare - Services 0.5%
330,000	Acadia Healthcare Co., Inc., 5.50%, due 7/1/2028	325,791 (a)
400,000	LifePoint Health, Inc., 9.88%, due 8/15/2030	431,115 (a)
UnitedHealth Group, Inc.
200,000	(Secured Overnight Financing Rate + 0.50%), 4.84%, due 7/15/2026	200,457 (c)
545,000	4.40%, due 6/15/2028	545,320
1,502,683
Home Builders 0.1%
95,000	Beazer Homes USA, Inc., 7.25%, due 10/15/2029	95,610
370,000	LGI Homes, Inc., 4.00%, due 7/15/2029	337,307 (a)
432,917
Insurance 0.7%
430,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	430,382 (a)
240,000	AmWINS Group, Inc., 6.38%, due 2/15/2029	244,398 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Insurance – cont'd
$1,335,000	Athene Global Funding, 4.95%, due 1/7/2027	$1,341,158 (a)
160,000	HUB International Ltd., 5.63%, due 12/1/2029	158,865 (a)
2,174,803
Internet 0.4%
1,395,000	Uber Technologies, Inc., 4.50%, due 8/15/2029	1,380,070 (a)
Leisure Time 0.4%
405,000	Carnival Corp., 6.00%, due 5/1/2029	408,592 (a)
220,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	229,282 (a)
NCL Corp. Ltd.
210,000	8.13%, due 1/15/2029	220,613 (a)
160,000	6.25%, due 3/1/2030	161,922 (a)
160,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	161,230 (a)
1,181,639
Machinery - Construction & Mining 0.1%
310,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	329,375 (a)
Media 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
90,000	5.13%, due 5/1/2027	89,263 (a)
220,000	6.38%, due 9/1/2029	222,022 (a)
2,160,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, due 11/10/2026	2,191,207
380,000	CSC Holdings LLC, 5.50%, due 4/15/2027	367,809 (a)
540,000	McGraw-Hill Education, Inc., 5.75%, due 8/1/2028	537,869 (a)
260,000	Sirius XM Radio LLC, 4.00%, due 7/15/2028	247,465 (a)
445,000	TCI Communications, Inc., 7.13%, due 2/15/2028	474,484
4,130,119
Mining 0.2%
360,000	Kaiser Aluminum Corp., 4.63%, due 3/1/2028	351,898 (a)
160,000	Novelis Corp., 6.88%, due 1/30/2030	164,872 (a)
516,770
Oil & Gas 1.1%
425,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	417,466 (a)
2,460,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	2,483,681
220,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 11/1/2028	220,849 (a)
350,000	Permian Resources Operating LLC, 5.88%, due 7/1/2029	350,214 (a)
3,472,210
Oil & Gas Services 0.2%
695,000	Aris Water Holdings LLC, 7.25%, due 4/1/2030	712,808 (a)
Packaging & Containers 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
280,000	6.00%, due 6/15/2027	280,247 (a)
180,000	3.25%, due 9/1/2028	169,717 (a)
580,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2027	585,061 (a)
320,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	332,609 (a)
1,367,634
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Pharmaceuticals 1.1%
$3,475,000	CVS Health Corp., 4.30%, due 3/25/2028	$3,451,770
90,000	Grifols SA, 4.75%, due 10/15/2028	86,698 (a)
		3,538,468
Pipelines 1.8%
200,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, due 6/15/2029	198,319 (a)
	Enbridge, Inc.
360,000	5.90%, due 11/15/2026	365,524
359,000	5.25%, due 4/5/2027	363,134
545,000	4.60%, due 6/20/2028	547,250
980,000	Energy Transfer LP, 6.05%, due 12/1/2026	996,988
305,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, due 1/15/2029	318,115
1,215,000	Kinder Morgan, Inc., 5.00%, due 2/1/2029	1,230,684
	Kinetik Holdings LP
210,000	6.63%, due 12/15/2028	214,769 (a)
200,000	5.88%, due 6/15/2030	200,162 (a)
690,000	Plains All American Pipeline LP/PAA Finance Corp., 4.65%, due 10/15/2025	689,788
460,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 3/1/2027	458,486 (a)
320,000	Venture Global LNG, Inc., 8.13%, due 6/1/2028	331,300 (a)
		5,914,519
Real Estate Investment Trusts 0.9%
845,000	American Tower Corp., 1.45%, due 9/15/2026	816,162
230,000	Blackstone Mortgage Trust, Inc., 3.75%, due 1/15/2027	223,264 (a)
390,000	Global Net Lease, Inc., 4.50%, due 9/30/2028	375,129 (a)
250,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	249,026 (a)
270,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	251,978 (a)
360,000	Starwood Property Trust, Inc., 7.25%, due 4/1/2029	376,502 (a)
	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
235,000	10.50%, due 2/15/2028	248,367 (a)
130,000	4.75%, due 4/15/2028	125,985 (a)
370,000	XHR LP, 6.63%, due 5/15/2030	376,059 (a)
		3,042,472
Retail 0.1%
230,000	Nordstrom, Inc., 4.00%, due 3/15/2027	225,007
Semiconductors 1.6%
	Broadcom, Inc.
1,342,000	5.05%, due 7/12/2027	1,357,968
530,000	4.60%, due 7/15/2030	530,203
1,935,000	Foundry JV Holdco LLC, 5.90%, due 1/25/2030	2,018,229 (a)
1,560,000	Intel Corp., 3.75%, due 8/5/2027	1,537,101
		5,443,501
Software 1.0%
330,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	324,407 (a)
310,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	322,158 (a)
170,000	Cloud Software Group, Inc., 6.50%, due 3/31/2029	171,680 (a)
400,000	Open Text Holdings, Inc., 4.13%, due 2/15/2030	374,923 (a)
900,000	Oracle Corp., 1.65%, due 3/25/2026	882,354
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Software – cont'd
$1,170,000	Synopsys, Inc., 4.55%, due 4/1/2027	$1,171,834
		3,247,356
Telecommunications 2.1%
	AT&T, Inc.
515,000	1.65%, due 2/1/2028	482,120
2,935,000	4.70%, due 8/15/2030	2,957,320
125,194	Level 3 Financing, Inc., 11.00%, due 11/15/2029	141,942 (a)
1,040,000	NTT Finance Corp., (Secured Overnight Financing Rate + 1.08%), 5.46%, due 7/16/2028	1,049,835 (a)(c)
1,010,000	T-Mobile USA, Inc., 3.75%, due 4/15/2027	998,038
785,000	Verizon Communications, Inc., 2.10%, due 3/22/2028	741,973
350,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	366,411 (a)
370,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	351,453 (a)
		7,089,092
Transportation 0.1%
330,000	XPO, Inc., 7.13%, due 6/1/2031	341,392 (a)
Total Corporate Bonds (Cost $123,123,780)		123,940,967

Loan Assignments(c) 2.4%
Capital Markets 0.1%
448,825	Jane Street Group LLC, Term Loan B1, (3 mo. USD Term SOFR + 2.00%), 6.33%, due 12/15/2031	446,702
Chemicals 0.1%
330,000	Olympus Water U.S. Holding Corp., Term Loan, (3 mo. USD Term SOFR), due 6/20/2031	328,515 (i)(j)
Construction Materials 0.3%
886,672	Quikrete Holdings, Inc., Term Loan B1, (1 mo. USD Term SOFR + 2.25%), 6.61%, due 4/14/2031	885,688
Diversified Telecommunication Services 0.2%
510,000	Cable One, Inc., Term Loan B4, (1 mo. USD Term SOFR + 2.00%), 6.47%, due 5/3/2028	490,620
Health Care Providers & Services 0.3%
438,900	CNT Holdings I Corp., Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.81%, due 11/8/2032	439,475
424,625	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.30%, due 9/27/2030	419,496
		858,971
Hotels, Restaurants & Leisure 0.1%
448,864	Caesars Entertainment, Inc., Term Loan B1, (1 mo. USD Term SOFR + 2.25%), 6.61%, due 2/6/2031	447,854
Independent Power & Renewable Electricity Producers 0.1%
438,900	Cogentrix Finance Holdco I LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.11%, due 2/26/2032	439,264
Insurance 0.5%
448,869	Alliant Holdings Intermediate LLC, Term Loan B6, (1 mo. USD Term SOFR + 2.75%), 7.10%, due 9/19/2031	448,825
500,000	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.40%, due 10/1/2027	492,345
337,179	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.83%, due 6/20/2030	337,448
437,794	USI, Inc., Term Loan C, (3 mo. USD Term SOFR + 2.25%), 6.55%, due 9/29/2030	436,836
		1,715,454
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Leisure Products 0.1%
$437,800	SRAM LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.36%, due 2/27/2032	$436,342
Machinery 0.2%
448,869	EMRLD Borrower LP, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.86%, due 8/4/2031	448,901
Media 0.2%
438,900	ABG Intermediate Holdings 2 LLC, Term Loan, (1 mo. USD Term SOFR + 2.25%), 6.61%, due 2/13/2032	437,118
170,000	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR), due 4/11/2029	162,960 (i)(j)
		600,078
Passenger Airlines 0.0%‡
116,708	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 2.25%), 6.58%, due 4/20/2028	116,124
Specialty Retail 0.1%
175,597	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.81%, due 3/3/2028	163,876
Transportation Infrastructure 0.1%
437,800	KKR Apple Bidco LLC, Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.86%, due 9/23/2031	438,789
Total Loan Assignments (Cost $7,822,274)		7,817,178

Municipal Notes 1.5%
New York 1.5%
5,165,069	Mizuho Floater Residual Trust Revenue, (LOC: Mizuho Capital Markets LLC), Series 2023, 4.76%, due 12/1/2052 (Cost $5,165,069)	5,165,069 (a)
Number of Shares
Short-Term Investments 6.1%
Investment Companies 6.1%
20,131,948	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.25%(k) (Cost $20,131,948)	20,131,948
Total Investments 100.9% (Cost $333,426,126)		332,813,501
Liabilities Less Other Assets (0.9)%		(3,092,025)(l)
Net Assets 100.0%		$329,721,476

‡	Represents less than 0.05% of net assets of the Fund.

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2025, these securities amounted to $163,617,322, which represents 49.6% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31,
2025.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2025 and changes periodically.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
(d)	When-issued security. Total value of all such securities at July 31, 2025 amounted to $5,565,024, which represents 1.7% of net assets of the Fund.
(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(f)
Security fair valued as of July 31, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2025 amounted to $141,976, which represents 0.0% of net assets of the Fund.

(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(i)	All or a portion of this security was purchased on a delayed delivery basis.
(j)	All or a portion of this security had not settled as of July 31, 2025 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(k)	Represents 7-day effective yield as of July 31, 2025.
(l)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$269,374,035	81.7%
Cayman Islands	23,164,366	7.0%
United Kingdom	5,081,450	1.6%
Japan	5,054,232	1.5%
Jersey	3,511,241	1.1%
Ireland	2,608,986	0.8%
Canada	1,993,533	0.6%
Switzerland	1,327,826	0.4%
Germany	439,189	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	126,695	0.0%
Short-Term Investments and Other Liabilities—Net	17,039,923	5.2%
	$329,721,476	100.0%
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2025	1,039	U.S. Treasury Note, 2 Year	$215,056,767	$(381,522)
Total Long Positions			$215,056,767	$(381,522)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2025	19	U.S. Treasury Long Bond	$(2,169,563)	$(49,875)
9/2025	59	U.S. Treasury Note, 10 Year	(6,552,687)	(61,109)
9/2025	296	U.S. Treasury Note, 5 Year	(32,018,875)	(90,914)
9/2025	82	U.S. Treasury Note, Ultra 10 Year	(9,272,406)	(110,411)
9/2025	11	U.S. Treasury Ultra Bond	(1,290,438)	(25,000)
Total Short Positions			$(51,303,969)	$(337,309)
Total Futures				$(718,831)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities#	$—	$110,744,038	$—	$110,744,038
Asset-Backed Securities#	—	65,014,301	—	65,014,301
Corporate Bonds#	—	123,940,967	—	123,940,967
Loan Assignments#	—	7,817,178	—	7,817,178
Municipal Notes#	—	5,165,069	—	5,165,069
Short-Term Investments	—	20,131,948	—	20,131,948
Total Investments	$—	$332,813,501	$—	$332,813,501

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$—	$—	$—	$—
Liabilities	(718,831)	—	—	(718,831)
Total	$(718,831)	$—	$—	$(718,831)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)
July 31, 2025

Principal Amount		Value
U.S. Treasury Obligations 3.2%
U.S. Treasury Bonds
$135,000	3.00%, due 11/15/2044	$102,753
140,000	2.00%, due 8/15/2051	79,527
505,000	4.63%, due 2/15/2055	483,774
610,000	4.75%, due 5/15/2055	596,656
390,000	U.S. Treasury Notes, 4.25%, due 5/15/2035	386,587
Total U.S. Treasury Obligations (Cost $1,644,396)		1,649,297
U.S. Government Agency Securities 0.2%
80,000	Tennessee Valley Authority, 5.25%, due 2/1/2055 (Cost $78,821)	77,469

Mortgage-Backed Securities 27.7%
Collateralized Mortgage Obligations 5.3%
126,739	Angel Oak Mortgage Trust, Series 2022-5, Class A1, 4.50%, due 5/25/2067	125,221 (a)
109,358	Chase Home Lending Mortgage Trust, Series 2025-1, Class A4, 6.00%, due 11/25/2055	110,208 (a)(b)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
116,693	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 5.85%, due 10/25/2041	117,210 (a)(c)
135,000	Series 2022-DNA6, Class M1B, (30 day USD SOFR Average + 3.70%), 8.05%, due 9/25/2042	141,828 (a)(c)
87,837	Series 2024-DNA2, Class M1, (30 day USD SOFR Average + 1.20%), 5.55%, due 5/25/2044	88,058 (a)(c)
125,000	Series 2024-DNA3, Class M2, (30 day USD SOFR Average + 1.45%), 5.80%, due 10/25/2044	125,239 (a)(c)
67,000	Series 2025-HQA1, Class M2, (30 day USD SOFR Average + 1.65%), 6.00%, due 2/25/2045	67,265 (a)(c)
Federal National Mortgage Association Connecticut Avenue Securities Trust
125,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.25%, due 12/25/2041	126,355 (a)(c)
120,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.45%, due 3/25/2042	123,684 (a)(c)
120,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.85%, due 3/25/2042	124,313 (a)(c)
120,000	Series 2022-R05, Class 2M2, (30 day USD SOFR Average + 3.00%), 7.35%, due 4/25/2042	123,037 (a)(c)
115,000	Series 2022-R06, Class 1M2, (30 day USD SOFR Average + 3.85%), 8.20%, due 5/25/2042	120,331 (a)(c)
111,727	Series 2022-R07, Class 1M1, (30 day USD SOFR Average + 2.95%), 7.30%, due 6/25/2042	114,451 (a)(c)
115,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.00%, due 6/25/2042	122,304 (a)(c)
120,000	Series 2023-R06, Class 1M2, (30 day USD SOFR Average + 2.70%), 7.05%, due 7/25/2043	124,048 (a)(c)
95,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.95%, due 2/25/2045	95,356 (a)(c)
59,401	JP Morgan Mortgage Trust, Series 2024-NQM1, Class A1, 5.59%, due 2/25/2064	59,415 (a)
108,496	New Residential Mortgage Loan Trust, Series 2025-NQM3, Class A3, 5.99%, due 5/25/2065	108,845 (a)
OBX Trust
95,145	Series 2025-NQM7, Class A3, 5.86%, due 5/25/2055	95,496 (a)
87,267	Series 2024-NQM6, Class A1, 6.45%, due 2/25/2064	88,117 (a)
Verus Securitization Trust
113,273	Series 2022-7, Class A1, 5.15%, due 7/25/2067	112,836 (a)
101,778	Series 2024-4, Class A1, 6.22%, due 6/25/2069	102,582 (a)
106,108	Series 2024-7, Class A1, 5.10%, due 9/25/2069	105,314 (a)(b)
96,125	Series 2025-3, Class A3, 5.93%, due 5/25/2070	96,686 (a)
130,000	Series 2025-6, Class A3, 5.72%, due 7/25/2070	129,804 (a)
2,748,003
Commercial Mortgage-Backed 6.7%
125,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class B, 4.09%, due 8/10/2035	118,680 (a)(b)
100,000	BAHA Trust, Series 2024-MAR, Class A, 5.97%, due 12/10/2041	102,691 (a)(b)
BANK5
26,000	Series 2023-5YR2, Class C, 7.16%, due 7/15/2056	26,751 (b)
85,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	74,757 (a)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
BBCMS Mortgage Trust
$74,000	Series 2024-C24, Class C, 6.00%, due 2/15/2057	$72,994
114,000	Series 2025-C32, Class B, 6.13%, due 2/15/2062	117,429
Benchmark Mortgage Trust
55,000	Series 2023-V2, Class C, 6.77%, due 5/15/2055	55,981 (b)
95,000	Series 2024-V7, Class B, 6.85%, due 5/15/2056	99,405 (b)
41,000	Series 2023-V3, Class C, 7.17%, due 7/15/2056	41,741 (b)
71,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	73,171 (b)
100,000	BLP Commercial Mortgage Trust, Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 6.59%, due 3/15/2042	99,002 (a)(c)
BMO Mortgage Trust
72,000	Series 2024-5C3, Class C, 6.86%, due 2/15/2057	73,399 (b)
74,000	Series 2024-C8, Class C, 6.23%, due 3/15/2057	74,828 (b)
26,000	Series 2025-5C10, Class C, 6.49%, due 5/15/2058	26,501 (b)
113,353	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, (1 mo. USD Term SOFR + 2.51%), 6.86%, due 9/15/2036	113,070 (a)(c)
BX Trust
114,553	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 6.33%, due 3/15/2030	113,694 (a)(c)
90,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	84,357 (a)
100,000	Series 2025-GW, Class D, (1 mo. USD Term SOFR + 2.75%), 7.09%, due 7/15/2042	100,250 (a)(c)
78,000	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 7.55%, due 7/15/2044	78,292 (a)(c)
102,000	Series 2025-LIFE, Class A, 5.88%, due 6/13/2047	102,694 (a)(b)
70,000	COMM Mortgage Trust, Series 2024-277P, Class B, 7.00%, due 8/10/2044	74,137 (a)(b)
100,000	Fashion Show Mall LLC, Series 2024-SHOW, Class C, 6.07%, due 10/10/2041	99,705 (a)(b)
25,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.30%, due 2/10/2056	25,178 (b)
134,000	FREMF Mortgage Trust, Series K-171, Class A2, 4.40%, due 6/25/2035	130,392 (b)
49,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class C, 3.80%, due 11/10/2052	44,398 (b)
100,000	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.68%, due 1/13/2040	102,943 (a)(b)
152,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 6.59%, due 3/15/2042	151,620 (a)(c)
IP Mortgage Trust
22,000	Series 2025-IP, Class A, 5.25%, due 6/10/2042	22,156 (a)(b)
36,000	Series 2025-IP, Class D, 6.31%, due 6/10/2042	36,143 (a)(b)
19,000	Series 2025-IP, Class E, 6.85%, due 6/10/2042	19,036 (a)(b)
100,000	IRV Trust, Series 2025-200P, Class C, 5.73%, due 3/14/2047	98,713 (a)(b)
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.02%, due 1/5/2039	90,997 (a)
100,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.33%, due 9/10/2039	92,564 (a)(b)
100,000	NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.17%, due 2/10/2047	101,375 (a)(b)
NYC Commercial Mortgage Trust
100,000	Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.78%, due 2/15/2042	99,423 (a)(c)
64,000	Series 2025-300P, Class D, 6.16%, due 7/13/2042	63,718 (a)(b)
105,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class D, 7.00%, due 7/15/2039	108,054 (a)(b)
100,000	PRM Trust, Series 2025-PRM6, Class D, 5.68%, due 7/5/2033	99,105 (a)(b)
50,000	RFR Trust, Series 2025-SGRM, Class A, 5.38%, due 3/11/2041	50,726 (a)(b)
77,000	SDAL Trust, Series 2025-DAL, Class C, (1 mo. USD Term SOFR + 3.94%), 8.28%, due 4/15/2042	76,873 (a)(c)
41,000	SFO Commercial Mortgage Trust, Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.86%, due 5/15/2038	40,694 (a)(c)
125,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 6.33%, due 12/15/2039	125,313 (a)(c)
44,000	Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class C, 6.23%, due 1/15/2058	44,435 (b)
3,447,385
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Federal Home Loan Mortgage Corp. 7.5%
	Pass-Through Certificates
$550,230	2.50%, due 4/1/2052	$452,826
375,777	3.50%, due 5/1/2052	336,316
400,916	4.00%, due 12/1/2052	370,441
362,846	4.50%, due 9/1/2052 - 5/1/2053	345,184
341,072	5.00%, due 11/1/2053 - 10/1/2054	332,642
1,331,737	5.50%, due 11/1/2053 - 11/1/2054	1,326,648
668,074	6.00%, due 5/1/2054 - 7/1/2054	677,901
		3,841,958
Federal National Mortgage Association 7.0%
	Pass-Through Certificates
1,109,377	2.50%, due 1/1/2052 - 4/1/2052	912,259
1,570,821	3.00%, due 5/1/2052 - 4/1/2053	1,421,967
1,160,064	5.00%, due 12/1/2052 - 10/1/2054	1,133,178
131,855	6.00%, due 10/1/2054	133,697
		3,601,101
Government National Mortgage Association 1.2%
	Pass-Through Certificates
191,179	2.50%, due 4/20/2052	160,858
225,351	4.50%, due 11/20/2054	213,946
104,256	5.00%, due 2/20/2053	102,193
122,514	5.50%, due 12/20/2054	122,333
		599,330
Total Mortgage-Backed Securities (Cost $14,258,057)		14,237,777
Asset-Backed Securities 12.8%
Automobiles 2.0%
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class C, 6.18%, due 10/20/2027	100,424 (a)
123,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	124,417
62,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, due 1/15/2031	62,969 (a)
	GLS Auto Select Receivables Trust
119,000	Series 2025-1A, Class B, 5.04%, due 2/15/2031	120,195 (a)
22,000	Series 2025-1A, Class C, 5.26%, due 3/15/2031	22,212 (a)
75,000	Honda Auto Receivables Owner Trust, Series 2025-1, Class A3, 4.57%, due 9/21/2029	75,480
103,000	M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, due 6/17/2030	103,726 (a)
136,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class D, 5.43%, due 3/17/2031	137,329
125,000	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class C, 5.54%, due 2/20/2032	127,333 (a)
	Westlake Automobile Receivables Trust
68,000	Series 2025-1A, Class D, 5.54%, due 11/15/2030	68,827 (a)
77,000	Series 2025-2A, Class C, 4.85%, due 1/15/2031	77,119 (a)
		1,020,031
Home Equity 0.4%
101,202	JP Morgan Mortgage Trust, Series 2024-HE2, Class A1, (30 day USD SOFR Average + 1.20%), 5.55%, due 10/20/2054	101,301 (a)(c)
115,980	OBX Trust, Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.60%), 5.95%, due 2/25/2055	116,392 (a)(c)
		217,693
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other 10.1%
$500,000	AIMCO CLO, Series 2017-AA, Class AR2, (3 mo. USD Term SOFR + 1.14%), 5.47%, due 1/20/2038	$499,516 (a)(c)
100,000	Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class D, 5.68%, due 8/20/2032	100,765 (a)
128,000	Barings Equipment Finance LLC, Series 2025-A, Class A3, 4.82%, due 8/13/2032	129,509 (a)
89,115	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	90,739 (a)
500,000	Canyon Capital CLO Ltd., Series 2022-2A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 5.50%, due 4/15/2038	499,826 (a)(c)
100,000	CCG Receivables Trust, Series 2025-1, Class B, 4.69%, due 10/14/2032	99,810 (a)
120,000	Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, due 11/22/2049	121,339 (a)
100,000	Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class B, 6.51%, due 5/20/2055	101,999 (a)
CyrusOne Data Centers Issuer I LLC
38,000	Series 2023-1A, Class A2, 4.30%, due 4/20/2048	36,948 (a)
66,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	66,441 (a)
88,660	Foundation Finance Trust, Series 2025-1A, Class A, 4.95%, due 4/15/2050	89,051 (a)
125,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, due 8/20/2053	126,572 (a)
100,000	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class B, 5.39%, due 3/25/2060	100,843 (a)
79,857	Hilton Grand Vacations Trust, Series 2022-2A, Class A, 4.30%, due 1/25/2037	78,884 (a)
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	101,190 (a)
129,000	Kubota Credit Owner Trust, Series 2025-1A, Class A3, 4.67%, due 6/15/2029	130,125 (a)
129,000	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 9/20/2065	128,999 (a)(d)
107,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.40%, due 8/20/2055	106,991 (a)(d)
MVW LLC
43,949	Series 2023-1A, Class C, 6.54%, due 10/20/2040	44,815 (a)
55,075	Series 2023-2A, Class B, 6.33%, due 11/20/2040	55,979 (a)
100,625	Series 2024-2A, Class B, 4.58%, due 3/20/2042	98,821 (a)
94,365	Series 2025-1A, Class B, 5.21%, due 9/22/2042	94,130 (a)
65,544	Series 2024-1A, Class A, 5.32%, due 2/20/2043	66,446 (a)
125,000	OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, due 9/15/2036	127,345 (a)
93,927	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, due 12/20/2032	94,725 (a)
250,000	PFS Financing Corp., Series 2024-B, Class A, 4.95%, due 2/15/2029	251,705 (a)
500,000	Sixth Street CLO XVII Ltd., Series 2021-17A, Class A1R, (3 mo. USD Term SOFR + 1.15%), 5.47%, due 4/17/2038	499,626 (a)(c)
100,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	100,626 (a)
115,000	Stack Infrastructure Issuer LLC, Series 2023-2A, Class A2, 5.90%, due 7/25/2048	115,632 (a)
99,250	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	100,493 (a)
112,987	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, due 8/25/2051	102,484 (a)
500,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 5.50%, due 4/25/2038	499,830 (a)(c)
131,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	133,413 (a)
Wireless PropCo Funding LLC
27,000	Series 2025-1A, Class A2, 4.07%, due 6/25/2055	25,556 (a)(e)
26,000	Series 2025-1A, Class B, 4.30%, due 6/25/2055	24,248 (a)
120,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, due 4/20/2054	122,704 (a)
5,168,125
Student Loan 0.3%
Navient Private Education Refi Loan Trust
50,710	Series 2020-CA, Class A2A, 2.15%, due 11/15/2068	48,225 (a)
72,061	Series 2021-BA, Class A, 0.94%, due 7/15/2069	65,392 (a)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Student Loan – cont'd
$48,586	Series 2021-CA, Class A, 1.06%, due 10/15/2069	$44,001 (a)
		157,618
Total Asset-Backed Securities (Cost $6,542,656)		6,563,467

Corporate Bonds 50.2%
Aerospace & Defense 2.6%
	Boeing Co.
225,000	5.04%, due 5/1/2027	226,304
70,000	3.90%, due 5/1/2049	50,736
435,000	5.81%, due 5/1/2050	419,813
120,000	Bombardier, Inc., 7.00%, due 6/1/2032	124,139 (a)
90,000	General Dynamics Corp., 4.95%, due 8/15/2035	90,195
80,000	Goat Holdco LLC, 6.75%, due 2/1/2032	80,645 (a)
	Northrop Grumman Corp.
45,000	4.65%, due 7/15/2030	45,278
30,000	5.25%, due 7/15/2035	30,478
	TransDigm, Inc.
250,000	6.88%, due 12/15/2030	259,093 (a)
10,000	7.13%, due 12/1/2031	10,412 (a)
		1,337,093
Agriculture 1.7%
85,000	BAT Capital Corp., 6.25%, due 8/15/2055	85,873
140,000	Bunge Ltd. Finance Corp., 5.15%, due 8/4/2035	139,546
	Imperial Brands Finance PLC
200,000	5.50%, due 2/1/2030	205,623 (a)
200,000	5.63%, due 7/1/2035	200,182 (a)
200,000	6.38%, due 7/1/2055	201,792 (a)
45,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, due 4/20/2035	46,433 (a)
		879,449
Airlines 0.3%
70,000	American Airlines, Inc., 8.50%, due 5/15/2029	73,159 (a)
64,572	United Airlines Pass-Through Trust, Class B, 4.88%, due 7/15/2027	64,467
		137,626
Apparel 0.2%
100,000	Tapestry, Inc., 5.50%, due 3/11/2035	100,459
Auto Manufacturers 0.3%
130,000	General Motors Co., 6.80%, due 10/1/2027	135,224
Auto Parts & Equipment 0.3%
140,000	Goodyear Tire & Rubber Co., 5.25%, due 4/30/2031	132,957
Banks 9.1%
200,000	Banco Santander SA, 6.92%, due 8/8/2033	217,814
	Bank of America Corp.
75,000	4.38%, due 1/27/2027	73,199 (f)(g)
425,000	5.51%, due 1/24/2036	435,507 (f)
35,000	Bank of New York Mellon Corp., 3.75%, due 12/20/2026	33,788 (f)(g)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
Citigroup, Inc.
$35,000	3.88%, due 2/18/2026	$34,589 (f)(g)
75,000	3.89%, due 1/10/2028	74,233 (f)
35,000	7.00%, due 8/15/2034	36,364 (f)(g)
190,000	6.02%, due 1/24/2036	194,718 (f)
150,000	Deutsche Bank AG, 4.95%, due 8/4/2031	150,248 (d)(f)
Goldman Sachs Group, Inc.
50,000	3.65%, due 8/10/2026	48,920 (f)(g)
25,000	7.50%, due 2/10/2029	26,406 (f)(g)
565,000	5.54%, due 1/28/2036	577,638 (f)
35,000	Huntington Bancshares, Inc., 4.45%, due 10/15/2027	34,380 (f)(g)
JPMorgan Chase & Co.
75,000	3.65%, due 6/1/2026	73,755 (f)(g)
400,000	5.50%, due 1/24/2036	410,384 (f)
335,000	5.57%, due 4/22/2036	345,948 (f)
110,000	5.58%, due 7/23/2036	111,425 (f)
200,000	Lloyds Banking Group PLC, 5.59%, due 11/26/2035	203,713 (f)
80,000	M&T Bank Corp., 3.50%, due 9/1/2026	76,885 (f)(g)
Morgan Stanley
130,000	3.63%, due 1/20/2027	128,731
70,000	5.42%, due 7/21/2034	71,688 (f)
90,000	5.83%, due 4/19/2035	94,343 (f)
200,000	NatWest Group PLC, 5.12%, due 5/23/2031	203,026 (f)
PNC Financial Services Group, Inc.
55,000	3.40%, due 9/15/2026	52,996 (f)(g)
105,000	5.58%, due 1/29/2036	107,676 (f)
50,000	5.37%, due 7/21/2036	50,518 (f)
40,000	Santander Holdings USA, Inc., 6.12%, due 5/31/2027	40,409 (f)
215,000	Societe Generale SA, 1.49%, due 12/14/2026	212,291 (a)(f)
80,000	U.S. Bancorp, 3.70%, due 1/15/2027	76,908 (f)(g)
200,000	UBS AG, 5.65%, due 9/11/2028	207,644
Wells Fargo & Co.
50,000	3.90%, due 3/15/2026	49,533 (f)(g)
35,000	7.63%, due 9/15/2028	37,256 (f)(g)
155,000	5.50%, due 1/23/2035	158,840 (f)
4,651,773
Beverages 0.8%
190,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 2/1/2036	184,235
40,000	Molson Coors Beverage Co., 4.20%, due 7/15/2046	31,714
PepsiCo, Inc.
100,000	4.65%, due 7/23/2032	99,919
120,000	5.00%, due 7/23/2035	120,244
436,112
Biotechnology 0.2%
125,000	Gilead Sciences, Inc., 4.75%, due 3/1/2046	111,408
Building Materials 0.7%
Amrize Finance U.S. LLC
50,000	4.95%, due 4/7/2030	50,493 (a)
75,000	5.40%, due 4/7/2035	75,650 (a)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Building Materials – cont'd
$120,000	Quikrete Holdings, Inc., 6.38%, due 3/1/2032	$123,072 (a)
25,000	Standard Building Solutions, Inc., 6.50%, due 8/15/2032	25,529 (a)
90,000	Standard Industries, Inc., 4.75%, due 1/15/2028	88,763 (a)
363,507
Chemicals 0.2%
WR Grace Holdings LLC
80,000	4.88%, due 6/15/2027	79,549 (a)
10,000	7.38%, due 3/1/2031	10,293 (a)
89,842
Commercial Services 0.7%
90,000	Block, Inc., 6.50%, due 5/15/2032	92,357
100,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	99,993 (a)
45,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	46,484 (a)
50,000	Veritiv Operating Co., 10.50%, due 11/30/2030	54,194 (a)
70,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	73,498 (a)
366,526
Computers 0.1%
50,000	ASGN, Inc., 4.63%, due 5/15/2028	48,679 (a)
Cosmetics - Personal Care 0.6%
200,000	L'Oreal SA, 5.00%, due 5/20/2035	201,732 (a)
80,000	Perrigo Finance Unlimited Co., 6.13%, due 9/30/2032	80,837
282,569
Distribution - Wholesale 0.3%
70,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	65,469 (a)
60,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	63,597 (a)
129,066
Diversified Financial Services 2.2%
85,000	Ally Financial, Inc., 4.70%, due 5/15/2028	77,537 (f)(g)
Capital One Financial Corp.
65,000	5.88%, due 7/26/2035	67,120 (f)
325,000	6.18%, due 1/30/2036	333,647 (f)
100,000	Charles Schwab Corp., 4.00%, due 6/1/2026	98,576 (f)(g)
120,000	Jane Street Group/JSG Finance, Inc., 7.13%, due 4/30/2031	123,939 (a)
160,000	Nationstar Mortgage Holdings, Inc., 6.50%, due 8/1/2029	163,649 (a)
140,000	OneMain Finance Corp., 3.88%, due 9/15/2028	133,519
100,000	PennyMac Financial Services, Inc., 7.13%, due 11/15/2030	103,080 (a)
50,000	UWM Holdings LLC, 6.63%, due 2/1/2030	50,022 (a)
1,151,089
Electric 4.4%
85,000	Alpha Generation LLC, 6.75%, due 10/15/2032	86,982 (a)
120,000	Ameren Corp., 5.38%, due 3/15/2035	120,835
65,000	Ameren Illinois Co., 5.63%, due 3/1/2055	64,531
250,000	Comision Federal de Electricidad, 3.35%, due 2/9/2031	218,610 (a)
60,000	Dominion Energy, Inc., 5.00%, due 6/15/2030	61,019
247,627	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 1/31/2041	253,298 (a)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Electric – cont'd
	NextEra Energy Capital Holdings, Inc.
$90,000	4.90%, due 2/28/2028	$90,925
105,000	5.45%, due 3/15/2035	106,825
140,000	NRG Energy, Inc., 6.00%, due 2/1/2033	140,380 (a)
127,000	NYSEG Storm Funding LLC, 4.71%, due 5/1/2029	127,362
	Pacific Gas & Electric Co.
75,000	6.40%, due 6/15/2033	79,132
100,000	6.95%, due 3/15/2034	108,787
55,000	5.70%, due 3/1/2035	55,185
155,000	4.95%, due 7/1/2050	128,095
	Pinnacle West Capital Corp.
78,000	4.90%, due 5/15/2028	78,693
45,000	5.15%, due 5/15/2030	45,873
161,000	Public Service Co. of Oklahoma, 5.20%, due 1/15/2035	160,639
40,000	Public Service Enterprise Group, Inc., 4.90%, due 3/15/2030	40,527
115,000	San Diego Gas & Electric Co., 5.40%, due 4/15/2035	117,242
35,000	Southern California Edison Co., 2.50%, due 6/1/2031	30,438
140,000	Vistra Operations Co. LLC, 6.88%, due 4/15/2032	145,467 (a)
		2,260,845
Electronics 0.1%
70,000	Imola Merger Corp., 4.75%, due 5/15/2029	67,916 (a)
Entertainment 2.1%
125,000	Churchill Downs, Inc., 6.75%, due 5/1/2031	127,628 (a)
70,000	Penn Entertainment, Inc., 4.13%, due 7/1/2029	64,880 (a)
80,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	81,534 (a)
130,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 7/15/2029	126,325
	Warnermedia Holdings, Inc.
1,005,000	5.05%, due 3/15/2042	671,792
14,000	5.14%, due 3/15/2052	8,647
		1,080,806
Food 0.7%
90,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, due 2/15/2028	89,929 (a)
65,000	Campbell's Co., 4.75%, due 3/23/2035	62,136
	Performance Food Group, Inc.
80,000	5.50%, due 10/15/2027	79,877 (a)
20,000	4.25%, due 8/1/2029	19,229 (a)
100,000	Post Holdings, Inc., 6.25%, due 10/15/2034	100,125 (a)
		351,296
Healthcare - Products 0.1%
70,000	Medline Borrower LP, 3.88%, due 4/1/2029	66,757 (a)
Healthcare - Services 1.3%
	HCA, Inc.
50,000	5.45%, due 4/1/2031	51,391
220,000	3.50%, due 7/15/2051	144,664
90,000	Molina Healthcare, Inc., 6.25%, due 1/15/2033	88,795 (a)
	Tenet Healthcare Corp.
110,000	4.63%, due 6/15/2028	108,129
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Healthcare - Services – cont'd
$20,000	6.88%, due 11/15/2031	$21,309
	UnitedHealth Group, Inc.
80,000	4.40%, due 6/15/2028	80,047
135,000	4.65%, due 1/15/2031	135,093
30,000	5.95%, due 6/15/2055	30,004
		659,432
Home Builders 0.3%
100,000	Beazer Homes USA, Inc., 5.88%, due 10/15/2027	99,740
80,000	LGI Homes, Inc., 7.00%, due 11/15/2032	77,000 (a)
		176,740
Housewares 0.1%
40,000	Newell Brands, Inc., 6.63%, due 9/15/2029	39,823
Insurance 1.5%
155,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 4/15/2028	157,096 (a)
70,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	67,990 (a)
	Arthur J Gallagher & Co.
15,000	4.85%, due 12/15/2029	15,133
120,000	5.15%, due 2/15/2035	119,298
40,000	5.55%, due 2/15/2055	37,735
75,000	Equitable Holdings, Inc., 6.70%, due 3/28/2055	76,452 (f)
45,000	Global Atlantic Fin Co., 7.95%, due 10/15/2054	47,025 (a)(f)
100,000	HUB International Ltd., 7.25%, due 6/15/2030	104,244 (a)
	Travelers Cos., Inc.
35,000	5.05%, due 7/24/2035	35,086
90,000	5.70%, due 7/24/2055	90,614
		750,673
Internet 0.6%
	Alphabet, Inc.
125,000	5.25%, due 5/15/2055	122,650
35,000	5.30%, due 5/15/2065	33,986
80,000	Gen Digital, Inc., 6.25%, due 4/1/2033	81,558 (a)
60,000	Meta Platforms, Inc., 5.55%, due 8/15/2064	58,211
30,000	Uber Technologies, Inc., 5.35%, due 9/15/2054	28,025
		324,430
Investment Companies 0.1%
75,000	Blackstone Private Credit Fund, 6.00%, due 1/29/2032	75,964
Iron - Steel 0.5%
100,000	ATI, Inc., 4.88%, due 10/1/2029	97,774
160,000	Cleveland-Cliffs, Inc., 7.00%, due 3/15/2032	156,098 (a)
		253,872
Leisure Time 0.8%
155,000	Carnival Corp., 6.13%, due 2/15/2033	157,750 (a)
70,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	72,953 (a)
10,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	10,006 (a)
70,000	NCL Corp. Ltd., 6.75%, due 2/1/2032	71,898 (a)
40,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	40,308 (a)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Leisure Time – cont'd
$80,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	$79,469 (a)
		432,384
Machinery - Construction & Mining 0.2%
60,000	Caterpillar, Inc., 5.20%, due 5/15/2035	61,167
50,000	Terex Corp., 6.25%, due 10/15/2032	50,078 (a)
		111,245
Machinery - Diversified 0.1%
45,000	Otis Worldwide Corp., 5.13%, due 11/19/2031	45,983
Media 0.9%
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 6/1/2033	266,321 (a)
85,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, due 6/1/2041	60,559
130,000	Sirius XM Radio LLC, 4.13%, due 7/1/2030	118,591 (a)
		445,471
Mining 0.2%
80,000	Novelis Corp., 6.88%, due 1/30/2030	82,436 (a)
Multi-National 0.2%
120,000	Corp. Andina de Fomento, 5.00%, due 1/22/2030	123,183
Office - Business Equipment 0.1%
50,000	CDW LLC/CDW Finance Corp., 2.67%, due 12/1/2026	48,687
Oil & Gas 1.9%
120,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, due 10/15/2032	122,065 (a)
45,000	Chevron USA, Inc., 4.69%, due 4/15/2030	45,645
100,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	98,870 (a)
50,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	50,481
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.88%, due 5/15/2034	86,660 (a)
250,000	KazMunayGas National Co. JSC, 5.75%, due 4/19/2047	219,301 (a)
60,000	Permian Resources Operating LLC, 7.00%, due 1/15/2032	61,957 (a)
250,000	Petroleos Mexicanos, 7.69%, due 1/23/2050	211,941
95,000	Phillips 66, 1.30%, due 2/15/2026	93,281
		990,201
Oil & Gas Services 0.4%
	Archrock Partners LP/Archrock Partners Finance Corp.
50,000	6.88%, due 4/1/2027	50,027 (a)
90,000	6.63%, due 9/1/2032	91,334 (a)
65,000	Aris Water Holdings LLC, 7.25%, due 4/1/2030	66,666 (a)
		208,027
Packaging & Containers 0.5%
65,000	Clydesdale Acquisition Holdings, Inc., 6.75%, due 4/15/2032	66,580 (a)
120,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2027	121,047 (a)
65,000	Sealed Air Corp., 6.50%, due 7/15/2032	66,946 (a)
		254,573
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Pharmaceuticals 1.6%
	AbbVie, Inc.
$405,000	2.95%, due 11/21/2026	$397,882
95,000	4.95%, due 3/15/2031	96,936
45,000	4.05%, due 11/21/2039	39,255
	CVS Health Corp.
115,000	3.00%, due 8/15/2026	113,035
20,000	5.63%, due 2/21/2053	18,376
155,000	Eli Lilly & Co., 4.90%, due 2/12/2032	158,457
		823,941
Pipelines 2.2%
80,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 2/1/2032	82,237 (a)
	Enbridge, Inc.
15,000	5.30%, due 4/5/2029	15,336
95,000	5.63%, due 4/5/2034	97,216
	Energy Transfer LP
35,000	6.13%, due 12/15/2045	34,477
25,000	5.00%, due 5/15/2050	20,894
65,000	6.20%, due 4/1/2055	63,741
120,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, due 2/1/2028	121,198
85,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	86,035 (a)
	Howard Midstream Energy Partners LLC
60,000	8.88%, due 7/15/2028	62,561 (a)
40,000	7.38%, due 7/15/2032	41,357 (a)
	Kinder Morgan, Inc.
25,000	5.15%, due 6/1/2030	25,510
30,000	5.85%, due 6/1/2035	30,975
85,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	85,069 (a)
90,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	89,062 (a)
90,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/2030	88,178 (a)
180,000	Venture Global LNG, Inc., 8.38%, due 6/1/2031	186,184 (a)
		1,130,030
Real Estate Investment Trusts 1.1%
	Blackstone Mortgage Trust, Inc.
45,000	3.75%, due 1/15/2027	43,682 (a)
40,000	7.75%, due 12/1/2029	42,284 (a)
60,000	Crown Castle, Inc., 1.05%, due 7/15/2026	58,012
70,000	Iron Mountain, Inc., 5.63%, due 7/15/2032	69,087 (a)
90,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	89,649 (a)
70,000	RHP Hotel Properties LP/RHP Finance Corp., 4.75%, due 10/15/2027	69,246
120,000	Service Properties Trust, 8.38%, due 6/15/2029	124,343
90,000	Starwood Property Trust, Inc., 6.50%, due 7/1/2030	92,572 (a)
		588,875
Retail 0.7%
80,000	Bath & Body Works, Inc., 6.63%, due 10/1/2030	81,887 (a)
80,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	84,611 (a)
200,000	Walmart, Inc., 4.90%, due 4/28/2035	201,314
		367,812
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Savings & Loans 0.4%
$200,000	Nationwide Building Society, 5.54%, due 7/14/2036	$202,132 (a)(f)
Semiconductors 3.3%
	Broadcom, Inc.
25,000	3.15%, due 11/15/2025	24,884
100,000	5.05%, due 7/12/2029	102,065
80,000	4.60%, due 7/15/2030	80,031
90,000	5.15%, due 11/15/2031	92,225
260,000	5.20%, due 7/15/2035	261,230
	Foundry JV Holdco LLC
200,000	5.50%, due 1/25/2031	204,123 (a)
110,000	6.25%, due 1/25/2035	114,583 (a)
200,000	6.10%, due 1/25/2036	204,390 (a)
200,000	6.20%, due 1/25/2037	205,549 (a)
95,000	Intel Corp., 4.75%, due 3/25/2050	75,269
	Micron Technology, Inc.
35,000	5.65%, due 11/1/2032	36,180
270,000	6.05%, due 11/1/2035	281,008
		1,681,537
Software 2.1%
	AppLovin Corp.
165,000	5.13%, due 12/1/2029	166,994
100,000	5.38%, due 12/1/2031	101,902
130,000	Cloud Software Group, Inc., 8.25%, due 6/30/2032	138,428 (a)
	Synopsys, Inc.
380,000	5.15%, due 4/1/2035	381,349
225,000	5.70%, due 4/1/2055	221,869
65,000	UKG, Inc., 6.88%, due 2/1/2031	66,733 (a)
		1,077,275
Telecommunications 1.3%
145,000	AT&T, Inc., 3.50%, due 9/15/2053	97,686
200,000	NTT Finance Corp., 5.50%, due 7/16/2035	203,100 (a)
160,000	T-Mobile USA, Inc., 3.38%, due 4/15/2029	153,613
	Verizon Communications, Inc.
105,000	5.05%, due 5/9/2033	105,952
56,000	5.25%, due 4/2/2035	56,225
70,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	66,491 (a)
		683,067
Transportation 0.1%
40,000	XPO, Inc., 7.13%, due 2/1/2032	41,579 (a)
Total Corporate Bonds (Cost $25,649,537)		25,800,371
Foreign Government Securities 4.4%
250,000	Brazil Government International Bonds, 6.13%, due 3/15/2034	247,212
200,000	Chile Government International Bonds, 5.65%, due 1/13/2037	206,190
250,000	Colombia Government International Bonds, 8.00%, due 11/14/2035	256,250
250,000	Oman Government International Bonds, 6.50%, due 3/8/2047	262,506 (a)
250,000	Panama Government International Bonds, 2.25%, due 9/29/2032	191,390
250,000	Paraguay Government International Bonds, 5.40%, due 3/30/2050	217,500 (a)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Foreign Government Securities – cont'd
$130,000	Province of Alberta, 4.50%, due 1/24/2034	$129,129
95,000	Province of British Columbia, 4.80%, due 6/11/2035	95,563
125,000	Province of Manitoba, 4.90%, due 5/31/2034	127,016
125,000	Province of Quebec, 4.25%, due 9/5/2034	121,438
250,000	Qatar Government International Bonds, 3.75%, due 4/16/2030	244,845 (a)
250,000	Republic of South Africa Government International Bonds, 5.65%, due 9/27/2047	187,438
Total Foreign Government Securities (Cost $2,252,033)		2,286,477
Number of Shares
Short-Term Investments 1.4%
Investment Companies 1.4%
689,051	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.25%(h) (Cost $689,051)	689,051
Total Investments 99.9% (Cost $51,114,551)		51,303,909
Other Assets Less Liabilities 0.1%		72,525 (i)
Net Assets 100.0%		$51,376,434

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2025, these securities amounted to $22,196,575, which represents 43.2% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31,
2025.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2025 and changes periodically.
(d)	When-issued security. Total value of all such securities at July 31, 2025 amounted to $386,238, which represents 0.8% of net assets of the Fund.
(e)
Security fair valued as of July 31, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2025 amounted to $25,556, which represents 0.0% of net assets of the Fund.

(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)	Represents 7-day effective yield as of July 31, 2025.
(i)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$42,135,449	82.0%
Cayman Islands	1,750,677	3.4%
United Kingdom	1,302,341	2.5%
Canada	709,837	1.4%
Mexico	683,849	1.3%
Jersey	499,826	1.0%
France	414,023	0.8%
Oman	262,506	0.5%
Colombia	256,250	0.5%
Brazil	247,212	0.5%
Qatar	244,845	0.5%
Kazakhstan	219,301	0.4%
Spain	217,814	0.4%
Paraguay	217,500	0.4%
Switzerland	207,644	0.4%
Chile	206,190	0.4%
Japan	203,100	0.4%
Panama	191,390	0.4%
South Africa	187,438	0.4%
Belgium	184,235	0.4%
Germany	150,248	0.3%
Supranational	123,183	0.2%
Short-Term Investments and Other Assets—Net	761,576	1.5%
	$51,376,434	100.0%
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2025	19	U.S. Treasury Long Bond	$2,169,563	$37,703
9/2025	12	U.S. Treasury Note, 10 Year	1,332,750	14,923
9/2025	32	U.S. Treasury Note, 2 Year	6,623,500	(16,143)
9/2025	65	U.S. Treasury Note, 5 Year	7,031,172	27,828
Total Long Positions			$17,156,985	$64,311

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2025	22	U.S. Treasury Note, Ultra 10 Year	$(2,487,719)	$(13,390)
9/2025	11	U.S. Treasury Ultra Bond	(1,290,438)	(21,320)
Total Short Positions			$(3,778,157)	$(34,710)
Total Futures				$29,601
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$1,649,297	$—	$1,649,297
U.S. Government Agency Securities	—	77,469	—	77,469
Mortgage-Backed Securities#	—	14,237,777	—	14,237,777
Asset-Backed Securities#	—	6,563,467	—	6,563,467
Corporate Bonds#	—	25,800,371	—	25,800,371
Foreign Government Securities	—	2,286,477	—	2,286,477
Short-Term Investments	—	689,051	—	689,051
Total Investments	$—	$51,303,909	$—	$51,303,909

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$80,454	$—	$—	$80,454
Liabilities	(50,853)	—	—	(50,853)
Total	$29,601	$—	$—	$29,601

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2025
Notes to Schedule of Investments ETF Trust (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Energy Transition & Infrastructure ETF, Neuberger Berman Flexible Credit Income ETF, Neuberger Berman Short Duration Income ETF and Neuberger Berman Total Return Bond ETF (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities and master limited partnerships and limited partnerships, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments ETF Trust (Unaudited)  (cont’d)
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
The value of credit linked notes is determined by obtaining a valuation from a calculation agent and is primarily based on the underlying reference security (Level 2 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
The value of forward foreign currency contracts ("forward FX contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments ETF Trust (Unaudited)  (cont’d)
assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments ETF Trust (Unaudited) (cont'd)
Legend

Clearinghouses:
ICE CC	= ICE Clear Credit LLC
Counterparties:
GSI	= Goldman Sachs International
JPM	= JPMorgan Chase Bank N.A.
RBC	= Royal Bank of Canada
SSB	= State Street Bank and Trust Company
WBC	= Westpac Banking Corp.
Index Periods/Payment Frequencies:
3M	= 3 Months
Other Abbreviations:
JSC	= Joint Stock Company
Management	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
EUR	= Euro
GBP	= Pound Sterling
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.